As filed with the Securities and Exchange Commission on March 10, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-21680

Dividend Capital Realty Income Allocation Fund

(Exact Name of the Registrant as Specified in Charter)

518 17th Street, Suite 1200, Denver, CO 80202

(Address of Principal Executive Offices - Zip Code)

303-228-2200

Registrant’s Telephone Number, including area code:

Derek Mullins

Secretary and Assistant Treasurer

518 17th Street, Suite 1200

Denver, CO 80202

(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1.  Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Dividend Capital Investments

Annual Report

December 31, 2008

Dividend Capital Realty Income

Allocation Fund

Dividend Capital Global Realty

Exposure Fund

DIVIDEND CAPITAL INVESTMENTS

1.866.324.7348 2008 Annual Report 1

Shareholder Letter 2

Dividend Capital Realty Income Allocation Fund (DCA)

Total Returns and Trading History 6

Portfolio Profile 7

Dividend Capital Global Realty Exposure Fund (DCW)

Total Returns and Trading History 8

Portfolio Profile 9

Statement of Investments

Dividend Capital Realty Income Allocation Fund 10

Dividend Capital Global Realty Exposure Fund 16

Statements of Assets & Liabilities 22

Statements of Operations 23

Statements of Changes in Net Assets

Dividend Capital Realty Income Allocation Fund 24

Dividend Capital Global Realty Exposure Fund 25

Statement of Cash Flows (DCA) 26

Financial Highlights

Dividend Capital Realty Income Allocation Fund 28

Dividend Capital Global Realty Exposure Fund 30

Notes to Financial Statements 31

Report of Independent Registered Public Accounting Firm

Dividend Capital Realty Income Allocation Fund 50

Dividend Capital Global Realty Exposure Fund 51

Shareholder Tax Information 52

Dividend Reinvestment Plan 53

Fund Proxy Voting Policies and Procedures 55

Portfolio Holdings 55

Sarbanes-Oxley Act and Other Information 55

Trustees and Officers 56

Approval of Sub-Investment Advisory Agreement 59

Key Information 62

The Investment Commentary included in this shareholder report contains certain forward looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of the global capital markets, changes in the level of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward looking statements to be reasonable, although they are inherently uncertain and difficult to predict and there is no guarantee of their accuracy. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Table of Contents

2 2008 Annual Report www.dividendcapital.com

Shareholder Letter

February 25, 2009

Fellow Shareholders,

2008 was a historically challenging and volatile year across global capital markets as the negative impacts of the U.S. credit crisis contributed to the beginning of a worldwide recession. Uncertainty as to the length and depth of the recession continues to weigh heavily on the minds of investors while government actions to stem the crisis are highly debated and dominate daily news headlines. As we write this letter, the S&P 500 Index has lost over half its value from its October 2007 peak and is currently trading at levels last seen in 1997. Global stock markets have also lost significant value, with the current valuation of the MSCI World

Index 58% below its October 2007 peak. U.S. real estate securities markets, as represented by the MSCI U.S. REIT Index, declined 37.97% in 2008 and currently trade 68% below their February 2007 peak. Similarly, global real estate and property linked securities, as represented by the FTSE EPRA/NAREIT, declined

47.72% in 2008 and currently trade 67% below their February 2007 peak.

During this period, we’ve been disappointed in the performance of both the

Dividend Capital Realty Income Allocation Fund (NYSE: DCA) and Dividend

Capital Global Realty Exposure Fund (NYSE: DCW). Virtually all aspects of the Funds’ mandates, which consisted of allocating investments among common equity, preferred equity and debt securities of real estate companies, have experienced significant volatility and price depreciation. As a result, the Funds’

net asset values (NAV) and market prices experienced significant declines and a reduction in their respective dividend generating potential. As displayed in the performance tables that follow this letter, during the twelve months ended

December 31, 2008, DCA’s NAV total return was -65.39% while the market price total return was -69.55% and DCW’s NAV total return was -61.02% while the market price total return was -69.01%.

As market conditions deteriorated, we continuously evaluated the Funds’

objectives, strategies and our portfolio management, seeking ways to better preserve shareholder capital and create shareholder value over time. Toward that objective, we were pleased to announce that on January 9, 2009 the Boards of

Trustees for both Funds approved significant and positive changes to the Funds.

1.866.324.7348 2008 Annual Report 3

Shareholder Letter (continued)

The key changes that were approved by the Board of Trustees include changing the

Funds’ current objectives of high current income with a secondary focus on capital appreciation to an objective of total return; eliminating the investment policies requiring at least 80% of managed assets to be invested in securities of real estate companies; removing any specific limitation regarding the Funds’ investment in foreign securities; and modifying the dividend policies from a monthly level-rate payment to quarterly dividends. While we do not intend to modify the Funds’

policies that permit both direct and indirect leverage, at this time we anticipate managing the Funds with little or no leverage. If you have not already done so,

please take time to review the current proxy statement, which will discuss some of these changes in more detail and matters to be voted upon by shareholders at the

March 16, 2009 Annual Meeting of Shareholders.

We believe these changes help better position the Funds to realize shareholder value by allowing us to build investment portfolios that are focused on total return through investment in common equity, preferred equity and debt securities across a broad range of industries and geographic regions. In our opinion, this broader mandate has the potential to capitalize on investment opportunities that may emerge from the financial market dislocation, while seeking to reduce risk via lower leverage levels and investments in an expanded universe of securities and industries than has historically been utilized in the Funds.

As part of this new focus, Dividend Capital Realty Income Allocation Fund will change its name to DCA Total Return Fund, while Dividend Capital Global Realty

Exposure Fund will change its name to DCW Total Return Fund. Both Funds will retain their respective NYSE symbols.

To assist in the execution of the Funds’ new strategies, we are pleased to announce that the Boards of Trustees of both Funds have recommended that shareholders approve Calamos Advisors LLC to serve as the Funds’ investment sub-adviser.

In this new advisory arrangement, Dividend Capital Investments will continue to provide overall investment advisory services to the Funds, including management of the Funds’ long-term real estate and debt securities portfolio, while Calamos will manage the Funds’ common equity allocations. Calamos is a diversified investment firm offering equity, fixed-income, convertible and alternative investment strategies.

With roots dating back to 1977, the firm serves institutions and individuals via separately managed accounts and a family of open-end and closed-end funds,

providing a risk-managed approach to capital appreciation and income-producing strategies. We are excited to be able to partner with a high-quality investment management firm with a proven ability to create shareholder value.

4 2008 Annual Report www.dividendcapital.com

In closing, the past eighteen months, including the period covered by this report,

have been very difficult and we believe capital markets will continue to be volatile.

However, we believe this environment will create compelling, long-term investment opportunities and the changes to the Funds discussed in this letter are designed to enhance the value creation potential for all shareholders.

We thank you for your continued support.

Sincerely,

David W. Agostine Jeffrey Taylor

President Vice President and Treasurer

Jeffrey Randall

Portfolio Manager

Shareholder Letter (continued)

This Page Intentionally Left Blank

Total Returns and Trading History

December 31, 2008

Dividend Capital Realty Income Allocation Fund

Average Annual Total Returns [1]

	1-Year Ended December 31, 2008	3-Years Ended December 31, 2008	Since Inception [6]
DCA at Market Price ("MP")	-69.55%	-37.72%	-32.89%
DCA at Net Asset Value ("NAV") [2]	-65.39%	-36.51%	-28.96%
Wachovia Hybrid & Preferred Securities REIT Index SM [3]	-21.83%	-9.90%	-7.18%
MSCI U.S. REIT Index [4]	-37.97%	-11.14%	-4.28%
CMBS Index [5]	-59.95%	-24.35%	-17.14%

Trading History [1][7]



$20.00
$15.00
$10.00
$5.00
$0.00
Market Price
NAV
$2.38
$2.00
02/24/05
06/30/05
09/30/05
12/31/05
03/31/06
06/30/06
09/30/06
12/31/06
03/31/07
06/30/07
09/30/07
12/31/07
03/31/08
06/30/08
09/30/08
12/31/08

Average Premium/Discount to NAV	
1-Month	-36.78%
3-Month	-30.37%
1-Year	-10.37%
Since Inception	-4.33%
52-Week Price History Range	
MP	$1.10 - $9.40
NAV	$1.83 - $8.65

(1) ***Past performance is no guarantee of future results.*** *Investors cannot invest directly into any index. This chart is for illustrative purposes only and does not relate to the future performance of the Fund. For current to the most recent month-end performance, visit dividendcapital.com, or call 866.DCG.REIT (324.7348). Performance data quoted above is historical. Current performance may be higher or lower than the performance data quoted. Performance does not include transaction fees that may be charged by your financial advisor or brokerage firm.*

(2) *Total return assumes reinvestment of dividend and capital gain distributions. Investors cannot invest at NAV.*

(3) *The Wachovia Hybrid & Preferred Securities REIT Index SM is a capitalization weighted unmanaged index of exchange listed perpetual REIT preferred stocks and depository shares. The index is compiled by Wachovia Capital Markets, LLC and calculated by the American Stock Exchange. The Fund expects to invest in securities not included in this index, such as debt securities which may have lower returns than preferred stock, and common stock and non-U.S. securities which may be riskier than U.S. preferred stock. This index also includes securities in which the Fund will not invest.*

(4) *The MSCI U.S. REIT Index (RMS) is an unmanaged index of REIT securities of reasonable size and liquidity, weighted by market capitalization and considered representative of U.S. equity REIT performance. The index is used in comparison to the Fund because the Fund invests in common stock of companies primarily engaged in real estate, including REITs.*

(5) *The Lehman Brothers High-Yield CMBS Index is an unmanaged index of non-investment-grade and unrated CMBS, weighted by market value and comprised of all new issue U.S. CMBS transactions that have a maturity greater than one year, an original transaction size in excess of $500 million, and aggregate outstanding transaction size of at least $300 million, and is considered representative of the high-yield CMBS market. The index is used in comparison to the Fund because the Fund invests in commercial mortgage-backed securities.*

(6) *Fund inception is 02/24/2005.*

(7) *Market price and NAV price history are since inception, based upon closing market price.*

6 2008 Annual Report www.dividendcapital.com

1.866.324.7348 2008 Annual Report 7

Portfolio Allocation (1)(3)

Common Stock Property Type Allocation(2)(3)(4)

Preferred Stock Property Type Allocation (2)(3)

(1) Allocation percentages are based on the Fund’s direct investments and indirect economic exposure.

Indirect economic exposure is generally obtained through the use of total return swaps and such exposure is calculated by using the investment’s notional value plus or minus related unrealized gains or losses.

(2) Property-type allocation percentages are based on the market value of the Fund’s direct and indirect economic exposure to the preferred stock and common stock asset classes, respectively.

(3) Holdings and composition of holdings are subject to change, and may not be representative of future investments.

(4) Some or all of the common stock exposure is derived through total return swaps.

December 31, 2008

Portfolio Profit Portfolio Profile

Dividend Capital Realty Income Allocation Fund (continued)

Apartments 20.15%

Healthcare 8.57%

Diversified/Miscellaneous 5.95%

Hotels 3.88%

Industrial 4.96%

Office – CBD 11.79%

Office – Suburban 5.68%

Regional Malls 9.91%

Self-Storage 5.34%

Shopping Centers 21.51%

Net Lease 2.26%

Preferred Stock 44.68%

Cash & Equivalents 2.67%

Government Obligations 6.46%

Debt 11.68%

Common Stock 34.51%

Shopping Centers 17.37%

Regional Malls 5.48%

Apartments 2.29%

Hotels 29.86%

Healthcare 0.21%

Net-Lease 6.86%

Office – Suburban 34.27%

Self Storage 2.87%

Diversified/Miscellaneous 0.79%

TOTAL RETURNS AND TRADING HISTORY

December 31, 2008

Dividend Capital Global Realty Exposure Fund

Average Annual Total Returns [1]

	1-Year Ended December 31, 2008	Since Inception [6]
DCW at Market Price ("MP")	-69.01%	-64.98%
DCW at Net Asset Value ("NAV") [2]	-61.02%	-54.81%
FTSE EPRA/NAREIT Global Real Estate Index® [3]	-47.72%	-37.59%
Wachovia Hybrid & Preferred Securities REIT Index℠ [4]	-21.83%	-23.57%
Lehman Brothers Investment Grade CMBS Index™ [5]	-22.72%	-13.13%

Trading History [1][7]



$21.00
$15.00
$9.00
$3.00
Market Price
NAV
$4.28
$3.05
06/26/07
07/31/07
08/30/07
09/30/07
12/31/07
03/31/08
06/30/08
09/30/08
12/31/08

Average Premium/Discount to NAV	
1-Month	-29.24%
3-Month	-26.61%
1-Year	-8.49%
Since Inception	-5.36%
52-Week Price History Range	
MP	$1.85 - $14.25
NAV	$3.26 - $13.76

[1] ***Past performance is no guarantee of future results.*** *Investors cannot invest directly into any index. This chart is for illustrative purposes only and does not relate to the future performance of the Fund. For current to the most recent month-end performance, visit dividendcapital.com, or call 866.DCG.REIT (324.7348). Performance data quoted above is historical. Current performance may be higher or lower than the performance data quoted. Performance does not include transaction fees that may be charged by your financial advisor or brokerage firm.*

[2] *Total return assumes reinvestment of dividend and capital gain distributions. Investors cannot invest at NAV.*

[3] *The FTSE EPRA/NAREIT Global Real Estate Index® is a market capitalization weighted index, based on the last trade price of shares of all eligible companies. The index is structured in such a way that it can be considered to represent general trends in all eligible real estate stocks worldwide. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets as perceived by institutional investors. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.*

[4] *The Wachovia Hybrid & Preferred Securities REIT Index℠ is a capitalization weighted unmanaged index of exchange listed perpetual REIT preferred stocks and depository shares. The index is compiled by Wachovia Capital Markets, LLC and calculated by the American Stock Exchange. The Fund expects to invest in securities not included in this index, such as debt securities which may have lower returns than preferred stock, and common stock and non-U.S. securities which may be riskier than U.S. preferred stock. This index also includes securities in which the Fund will not invest.*

8 2008 Annual Report www.dividendcapital.com

1.866.324.7348 2008 Annual Report 9

Country Allocation (8)(9)(11)

Security Type Allocation(8)(10)(11)

(5) The Lehman Brothers Investment Grade CMBS Index™ is an unmanaged index of investment grade commercial mortgage backed securities (CMBS). This index is used because the fund may invest in debt securities of global real estate companies. The index only represents CMBS of U.S. real estate companies while the fund may invest in CMBS and other debt securities of global real estate companies. The fund expects to invest in securities not included in this index, such as common stock, preferred stock and

non-U.S. securities which may be riskier than U.S. debt securities. This index also includes securities in which the fund will not invest.

(6) Fund inception is 06/27/2007.

(7) Market price and NAV price history are since inception, based upon closing market price.

(8) Allocation percentages are based on the fund’s direct investments and indirect economic exposure.

Indirect economic exposure is generally obtained through the use of total return swaps and such exposure is calculated by using the investment’s notional value plus or minus related unrealized gains or losses.

(9) Country allocation percentages are based on the market value of the fund’s direct and indirect economic exposure exclusive of cash or U.S. government obligations.

(10) Security type allocation percentages are based on the market value of the fund’s direct and indirect economic exposure including cash and U.S. government obligations.

(11) Holdings and composition of holdings are subject to change, and may not be representative of future investments.

Portfolio Profit Portfolio Profile

Dividend Capital Global Realty Exposure Fund (continued)

December 31, 2008

Government Obligations 33.57%

Debt 1.79% Common Stock 27.72%

Preferred Stock 36.92%

Canada 11.17%

United States 59.31%

Hong Kong 4.74%

Singapore 6.33%

Japan 11.41%

Australia 5.44%

Europe 1.60%

STATEMENT OF INVESTMENTS

December 31, 2008

Dividend Capital Realty Income Allocation Fund

	Shares	Market Value
COMMON STOCK 35.30%		
Apartments 4.48%		
AvalonBay Communities Inc.	5,400	$327,132
BRE Properties Inc.	7,800	218,244
Equity Residential Properties Trust	15,900	474,138
Essex Property Trust	6,400	491,200
		1,510,714
Diversified/Miscellaneous 2.83%		
Vornado Realty Trust	15,800	953,530
Health Care 4.07%		
HCP Inc.	15,800	438,766
Health Care REIT Inc.	4,600	194,120
Nationwide Health Properties Inc.	4,600	132,112
Ventas Inc.	18,100	607,617
		1,372,615
Hotels 1.84%		
LaSalle Hotel Properties	19,900	219,895
Starwood Hotels & Resorts Worldwide Inc.	22,400	400,960
		620,855
Industrial 2.35%		
AMB Property Corp.	10,900	255,278
EastGroup Properties	6,200	220,596
ProLogis	22,900	318,081
		793,955
Mortgage - Commercial 0.00%		
Resource Capital Corp. - Warrants(2)(4)*	55,000	1
Net Lease 1.07%		
Entertainment Properties Trust	4,000	119,200
Realty Income Corp.	10,500	243,075
		362,275
Office - Central Business District 4.43%		
Boston Properties Inc.	12,000	660,000
Douglas Emmett Inc.	54,400	710,464
SL Green Realty Corp.	4,800	124,320
		1,494,784

Footnotes to DCA Statement of Investments on page 15.

10 2008 Annual Report www.dividendcapital.com

1.866.324.7348 2008 Annual Report 11

Statement of Investments (continued)

Dividend Capital Realty Income Allocation Fund (continued)

Shares

Market

Value

COMMON STOCK (continued)

Office - Suburban 2.70%

Alexandria Real Estate Equities Inc. 5,500 $331,870

Corporate Office Properties Trust 9,200 282,440

Digital Realty Trust Inc. 9,000 295,650

909,960

Regional Malls 4.71%

Macerich Co. 10,200 185,232

Simon Property Group Inc. 19,200 1,020,096

Taubman Centers Inc. 15,000 381,900

1,587,228

Self Storage 2.54%

Extra Space Storage Inc. 5,800 59,856

Public Storage Inc. 10,000 795,000

854,856

Shopping Centers 4.28%

Federal Realty Investment Trust 16,100 999,488

Kimco Realty Corp. 24,300 444,204

1,443,692

TOTAL COMMON STOCK

(Cost $18,262,690) 11,904,465

Footnotes to DCA Statement of Investments on page 15.

December 31, 2008

Bond Rating

Moody’s/S&P

(Unaudited) Shares

Market

Value

PREFERRED STOCK 61.48%

Apartments 1.41%

BRE Properties Inc., Series D, 6.750% Baa3/BB+ 28,500 475,380

Diversified/Miscellaneous 0.48%

Vornado Realty Trust, Series G, 6.625% Baa3/BBB- 10,000 162,900

Health Care 0.13%

HCP Inc., Series F, 7.100% Bal/BB+ 2,614 43,392

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Realty Income Allocation Fund *(continued)*

	Bond Rating Moody's/S&P (Unaudited)	Shares	Market Value
PREFERRED STOCK *(continued)*			
Hotels 18.36%			
AP AIMCAP Corp., Series A, 8.250%[4]	NR/NR	212,600	$112,678
Hersha Hospitality Trust, Series A, 8.000%	NR/NR	1,000	11,350
Innkeepers USA Trust, Series C, 8.000%	NR/NR	22,100	38,675
LaSalle Hotel Properties, Series G, 7.250%[3]	NR/NR	404,400	4,852,800
Strategic Hotels & Resorts Inc.,			
Series C, 8.250%[3]	NR/NR	130,000	552,500
Sunstone Hotel Investors Inc., Series A, 8.000%[3]	NR/NR	48,350	621,298
			6,189,301
Mortgage - Residential 0.00%			
American Home Mortgage Investment Corp.:			
Series A *[9]	NR/NR	266,950	27
Series B *[9]	NR/NR	29,700	3
			30
Net Lease 4.22%			
Entertainment Properties Trust, Series B, 7.750%[3]	NR/NR	93,400	1,401,000
Realty Income Corp., Series E, 6.750%	Baa2/BB+	1,200	21,108
			1,422,108
Office - Suburban 21.07%			
BioMed Realty Trust Inc., Series A, 7.375%[3]	NR/NR	257,293	3,632,977
Brandywine Realty Trust, Series C, 7.500%	Ba1/NR	33,500	433,490
Digital Realty Trust Inc.:			
Series A, 8.500% [3]	NR/NR	174,300	2,788,800
Series B, 7.875%	NR/NR	16,800	249,144
			7,104,411
Regional Malls 3.37%			
Taubman Centers Inc.:			
Series G, 8.000% [3]	B1/NR	67,000	1,038,500
Series H, 7.625%	B1/NR	6,100	97,600
			1,136,100

Footnotes to DCA Statement of Investments on page 15.

12 2008 Annual Report www.dividendcapital.com

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Realty Income Allocation Fund *(continued)*

	Bond Rating Moody's/S&P (Unaudited)	Shares	Market Value
PREFERRED STOCK *(continued)*			
Self Storage 1.77%			
Public Storage Inc.:			
Series E, 6.750%	Baa1/BBB	9,400	$172,960
Series I, 7.250%	Baa1/BBB	10,000	220,500
Series K, 7.250%	Baa1/BBB	5,000	110,000
Series M, 6.625%	Baa1/BBB	5,000	92,500
			595,960
Shopping Centers 10.68%			
Kimco Realty Corp., Series G, 7.750%	NR/BBB-	200,000	3,600,000
TOTAL PREFERRED STOCK			
(Cost $49,303,771)			20,729,582

	Bond Rating Moody's/S&P (Unaudited)	Shares/Principal Amount	Market Value
COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS 8.32%			
CW Capital Cobalt II, Ltd.:			
Series K, 7.035%, 04/26/2016 [1][2][4][6][8]	Ba2/BB	$4,000,000	407,560
Class P.S.,18.041%, 04/26/2016 [1][2][4][6][7]	NR/NR	3,500,000	1,018,220
Lenox Street, Series 2007-1, 14.608%, 06/04/2017 [1][2][4][6][7]	NR/NR	1,000,000	73,790
Sorin Real Estate CDO II Ltd., Series 2005 2A, Class H, 6.788%, 01/04/2016 [1][2][4][6][8]	Ba3/BB	7,500,000	749,175
Vertical CRE CDO 2006-I, Ltd.:			
Class G, 8.059%, 04/22/2013 [1][2][4][6][8]	NR/BB+	6,500,000	431,990
Class P.S., 15.508%, 04/22/2013 [1][2][4][6][7]	NR/NR	1,800,000	126,000
TOTAL COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS			
(Cost $24,264,060)			2,806,735
COLLATERALIZED LOAN OBLIGATIONS 5.67%			
Babson CLO 2005-III, Ltd., 22.318%, 11/11/2019 [1][2][4][6][7]	NR/NR	13,000,000	1,300,000
Fraser Sullivan CLO I Ltd., 17.996%, 03/15/2017 [1][2][4][6][7]	NR/NR	3,400,000	612,000

Footnotes to DCA Statement of Investments on page 15.

1.866.324.7348 2008 Annual Report 13

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Realty Income Allocation Fund *(continued)*

	Bond Rating Moody's/S&P (Unaudited)	Shares/Principal Amount	Market Value
COLLATERALIZED LOAN OBLIGATIONS *(continued)*			
TOTAL COLLATERALIZED LOAN OBLIGATIONS			
(Cost $16,400,000)			$1,912,000
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.46%			
JP Morgan Chase, Series 2005-LDP2, Class M, 4.509%, 06/15/2016 [1][2][4][6][8]	Ba3/B+	1,597,000	136,575
Wachovia Bank, Series 2005 C18, 4.702%, 05/19/2015 [1][4][6]	B1/B+	248,100	20,191
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			
(Cost $1,461,715)			156,766
LOAN PARTICIPATIONS 1.62%			
Mervyn's Junior Syndication Mezzanine, 5.547%, 01/01/2009 [2][4][8]	NR/NR	592,515	545,114
TOTAL LOAN PARTICIPATIONS			
(Cost $592,515)			545,114
U.S. GOVERNMENT OBLIGATIONS 8.90%			
U.S. Treasury Bills, Discount Notes:			
0.000%, 01/02/2009 [5]		1,500,000	1,500,00
0.000%, 01/15/2009		1,500,000	1,500,00
TOTAL U.S. GOVERNMENT OBLIGATIONS			
(Cost $3,000,000)			3,000,000
REPURCHASE AGREEMENTS 3.68%			
State Street Bank & Trust Co., dated 12/31/2008, 0.01%, due 01/02/2009, proceeds of $1,241,262 collateralized by U.S. Treasury Bills, 02/05/2009, valued at $1,244,966 including accrued interest	NR/NR		1,241,262
TOTAL REPURCHASE AGREEMENTS			
(Cost $1,241,262)			1,241,262
TOTAL INVESTMENTS 125.43%			$42,295,924
(Cost $114,526,013)			
Liabilities in Excess of Net Other Assets (25.43%)			(8,575,966)
NET ASSETS 100.00%			$33,719,958

Footnotes to DCA Statement of Investments on page 15.

14 2008 Annual Report www.dividendcapital.com

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Realty Income Allocation Fund *(continued)*

Footnotes to DCA Statement of Investments:

* *Non-income producing security.*

(1) *This security was purchased pursuant to the terms of a private placement memorandum and is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Rule 144A of the Securities Act. This security may only be sold in transactions exempt from registration under the Securities Act, which most commonly involves a sale to "qualified institutional buyers" under Rule 144A. As of December 31, 2008 the value of these securities amounted to $4,875,501 or 11.53% of total investments.*

(2) *This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.*

(3) *All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement (Note 6).*

(4) *This security is considered illiquid by the Adviser.*

(5) *All or a portion of the entire principal amount of this security is pledged as collateral for total return swap agreements.*

(6) *The expected maturity date listed herein differs from the legal maturity date due to the expected schedule of principal payments.*

(7) *This security represents a junior tranche whereby the holder is entitled to all residual interest, if any which can vary. The rate listed represents the most recent interest payment received, annualized divided by cost.*

(8) *The coupon rate shown on floating or adjustable rate securities represents the current effective rate at December 31, 2008.*

(9) *Security in default.*

See accompanying Notes to Financial Statements.

Open Total Return Swap Contracts ("TRS") ^ as of December 31, 2008

Counter Party Contract Type	Termination Date	Notional Shares	Underlying Notional (local currency)	Unrealized Appreciation /(Depreciation) ($USD)
Royal Bank of Canada				
Artis Real Estate Investment Trust TRS	01/30/2013	18,200	$253,890 CAD	$(97,155)
Allied Properties Real Estate Investment TRS	01/28/2013	28,700	542,054 CAD	(149,647)
Canadian Apartment Properties Real Estate Investment Trust TRS	01/28/2013	55,700	833,829 CAD	34,742
Northern Property Real Estate Investment Trust TRS	01/28/2013	50,300	1,035,174 CAD	(178,057)
RioCan Real Estate Investment Trust TRS	01/28/2013	50,000	1,043,940 CAD	(292,377)
UBS				
CFS Retail Property Trust TRS	12/04/2009	58,262	112,522 AUD	(2,491)
CFS Retail Property Trust TRS	12/07/2009	63,738	127,737 AUD	(5,959)
Westfield Group TRS	06/16/2009	71,000	1,193,153 AUD	(190,826)
Total		395,900		($881,770)

^ *For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on a local interest rate plus a spread of 0.30% to 0.50%.*

AUD – Australian Dollar
CAD – Canadian Dollar

1.866.324.7348 2008 Annual Report 15

STATEMENT OF INVESTMENTS

December 31, 2008

Dividend Capital Global Realty Exposure Fund

	Shares	Market Value
COMMON STOCK 1.34%		
Apartments 0.16%		
AvalonBay Communities Inc.	200	$12,116
BRE Properties Inc.	300	8,394
Equity Residential	600	17,892
Essex Property Trust Inc.	200	15,350
		53,752
Diversified/Miscellaneous 0.09%		
Vornado Realty Trust	500	30,175
Health Care 0.18%		
HCP Inc.	600	16,662
Health Care REIT Inc.	200	8,440
Nationwide Health Properties Inc.	200	5,744
Ventas Inc.	800	26,856
		57,702
Hotels 0.07%		
LaSalle Hotel Properties	700	7,735
Starwood Hotels & Resorts Worldwide Inc.	800	14,320
		22,055
Industrial 0.14%		
AMB Property Corp.	500	11,710
EastGroup Properties Inc.	200	7,116
ProLogis	2,000	27,780
		46,606
Net Lease 0.06%		
Entertainment Properties Trust	100	2,980
Realty Income Corp.	700	16,205
		19,185
Office - Central Business District 0.15%		
Boston Properties Inc.	400	22,000
Douglas Emmett Inc.	1,700	22,202
SL Green Realty Corp.	200	5,180
		49,382
Office - Suburban 0.10%		
Alexandria Real Estate Equities Inc.	200	12,068
Corporate Office Properties Trust	300	9,210
Digital Realty Trust Inc.	300	9,855
		31,133

Footnotes to DCW Statement of Investments on page 20.

16 2008 Annual Report www.dividendcapital.com

1.866.324.7348 2008 Annual Report 17

Statement of Investments (continued)

Shares

Market

Value

COMMON STOCK (continued)

Regional Malls 0.16%

The Macerich Co. 400 $7,264

Simon Property Group Inc. 600 31,878

Taubman Centers Inc. 500 12,730

51,872

Self Storage 0.08%

Extra Space Storage Inc. 200 2,064

Public Storage Inc. 300 23,850

25,914

Shopping Centers 0.15%

Federal Realty Investment Trust 500 31,040

Kimco Realty Corp. 900 16,452

47,492

TOTAL COMMON STOCK

(Cost $433,452) 435,268

Dividend Capital Global Realty Exposure Fund (continued)

Footnotes to DCW Statement of Investments on page 20.

Bond Rating

Moody’s/S&P

(Unaudited) Shares

Market

Value

PREFERRED STOCK 71.14%

Apartments 3.62%

Apartment Investment & Management Co.,

Series Y, 7.875% Ba3/B+ 27,500 378,125

BRE Properties Inc.:

Series C, 6.750% Baa3/BB+ 32,000 518,400

Series D, 6.750% Baa3/BB+ 16,600 276,888

1,173,413

Diversified/Miscellaneous 7.95%

PS Business Parks Inc.,

Series O, 7.375% Baa3/BB+ 35,000 595,000

Vornado Realty Trust:

Series F, 6.750% Baa3/BBB- 109,000 1,773,430

Series I/L, 6.625% Baa3/BBB- 11,000 211,970

2,580,400

December 31, 2008

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Global Realty Exposure Fund *(continued)*

	Bond Rating Moody's/S&P (Unaudited)	Shares	Market Value
PREFERRED STOCK *(continued)*			
Hotels 4.78%			
LaSalle Hotel Properties:			
Series D, 7.500%	NR/NR	76,400	$863,320
Series E, 8.000%	NR/NR	10,000	128,900
Series G, 7.250%	NR/NR	27,500	330,000
Strategic Hotels & Resorts Inc., Series C, 8.250%	NR/NR	54,000	229,500
			1,551,720
Mortgage - Commercial 0.97%			
iStar Financial Inc.:			
Series F, 7.800%	B2/BB	54,400	206,720
Series I/L, 7.500%	B2/BB	30,000	108,900
			315,620
Net Lease 5.71%			
Entertainment Properties Trust, Series B, 7.750%	NR/NR	40,000	600,000
Realty Income Corp., Series E, 6.750%	Baa2/BB+	71,300	1,254,167
			1,854,167
Office - Central Business District 6.03%			
SL Green Realty Corp., Series C, 7.625%	NR/NR	133,200	1,956,708
Office - Suburban 15.69%			
BioMed Realty Trust Inc., Series A, 7.375%	NR/NR	213,000	3,008,972
Digital Realty Trust Inc., Series B, 7.875%	NR/NR	50,000	741,500
Kilroy Realty Corp., Series F, 7.500%	NR/NR	79,500	1,342,755
			5,093,227
Regional Malls 2.05%			
Taubman Centers, Inc., Series G, 8.000%	B1/NR	42,850	664,175
Self Storage 2.38%			
Public Storage Inc.:			
Series M, 6.625%	Baa1/BBB	25,000	462,500
Series E, 6.750%	Baa1/BBB	16,900	310,960
			773,460

Footnotes to DCW Statement of Investments on page 20.

18 2008 Annual Report www.dividendcapital.com

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Global Realty Exposure Fund *(continued)*

	Bond Rating Moody's/S&P (Unaudited)	Shares	Market Value
PREFERRED STOCK ***(continued)***			
Shopping Centers 21.74%			
Developers Diversified Realty Corp., Series H, 7.375%	Baa3/BB	40,000	$304,800
Kimco Realty Corp., Series G, 7.750%	Baa2/BBB-	375,000	6,750,000
			7,054,800
Specialty Finance 0.22%			
Gramercy Capital Corp., Series A, 8.125%	NR/NR	16,600	71,214
TOTAL PREFERRED STOCK			
(Cost $37,701,741)			23,088,904

	Bond Rating Moody's/S&P (Unaudited)	Principal Amount	Market Value
COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS 3.45%			
Gramercy Real Estate, Series 2007-1A:			
Class GFX, 6.000%, 08/15/2016 [1][2][3][4]	NR/BBB	$2,000,000	217,060
Class HFX, 6.000%, 08/15/2016 [1][2][3][4]	NR/BBB-	5,150,000	518,244
Morgan Stanley Capital I, 2007-SRR4, Series G, 3.008%, 11/20/2052 [1][2][3][4][5]	NR/NR	5,750,000	384,733
TOTAL COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS			
(Cost $11,652,349)			1,120,037
U.S. GOVERNMENT OBLIGATIONS 64.70%			
U.S. Treasury Bills, Discount Notes:			
0.000%, 01/02/2009 [6]		10,750,000	10,750,002
0.000%, 01/15/2009		10,250,000	10,250,000
TOTAL U.S. GOVERNMENT OBLIGATIONS			
(Cost $21,000,002)			21,000,002
TOTAL INVESTMENTS 140.63%			45,644,211
(Cost $70,787,544)			
LIABILITIES LESS OTHER ASSETS (40.63%)			(13,187,465)
TOTAL NET ASSETS 100.00%			$32,456,746

Footnotes to DCW Statement of Investments on page 20.

1.866.324.7348 2008 Annual Report 19

20 2008 Annual Report www.dividendcapital.com

Statement of Investments (continued)

Footnotes to DCW Statement of Investments:

(1) This security was purchased pursuant to the terms of a private placement memorandum and is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule

144A of the Securities Act. This security may only be sold in transactions exempt from registration under the Securities Act, which most commonly involves a sale to “qualified institutional buyers” under

Rule 144A. As of December 31, 2008 the value of these securities amounted to $1,120,037 or 2.45% of total investments.

(2) This security has been valued at fair values determined in good faith by or under the direction of the

Board of Trustees.

(3) The expected maturity date of this security listed herein differs from the legal maturity date due to the expected schedule of principal payments.

(4) This security is considered illiquid by the Adviser.

(5) The coupon rate shown on floating or adjustable rate securities represents the current effective rate at

December 31, 2008.

(6) All or a portion of this security is pledged as collateral for swap agreements.

See accompanying Notes to Financial Statements.

Dividend Capital Global Realty Exposure Fund (continued)

December 31, 2008

STATEMENT OF INVESTMENTS (CONTINUED)

December 31, 2008

Dividend Capital Global Realty Exposure Fund *(continued)*

Open Total Return Swap Contracts ("TRS")^ as of December 31, 2008

Counter Party Contract Type	Termination Date	Notional Shares	Underlying Notional (local currency)	Unrealized Appreciation /(Depreciation) ($USD)
Royal Bank of Canada				
Allied Properties Real Estate Investment Trust TRS	09/26/2013	64,400	$1,255,800 CAD	($367,776)
Artis Real Estate Investment Trust TRS	09/26/2013	52,000	776,360 CAD	(318,866)
Canadian Apartment Properties Real Estate Investment Trust TRS	09/26/2013	82,800	1,397,664 CAD	(76,462)
Northern Property Real Estate Investment Trust TRS	09/26/2013	55,500	1,286,490 CAD	(313,354)
RioCan Real Estate Investment Trust TRS	09/26/2013	80,700	1,630,140 CAD	(427,524)
UBS				
Ascendas Real Estate Investment Trust TRS	09/29/2009	1,142,000	2,295,420 SGD	(507,291)
Ascott Residence Trust TRS	09/29/2009	544,000	418,880 SGD	(71,740)
CapitaMall Trust TRS	09/29/2009	716,000	1,639,640 SGD	(347,874)
CDL Hospitality Trust TRS	09/29/2009	449,000	449,000 SGD	(84,144)
CFS Retail Property Trust TRS	12/09/2009	119,390	230,580 AUD	(8,269)
CFS Retail Property Trust TRS	12/10/2009	130,610	261,755 AUD	(9,046)
Cofinimmo SA TRS	07/23/2009	4,350	521,880 EUR	(153,904)
Frasers Centrepoint Trust TRS	09/29/2009	649,000	587,345 SGD	(123,876)
Japan Real Estate Investment Corporation TRS	10/16/2009	164	91,840,000 JPY	426,961
Japan Retail Fund Investment Corporation TRS	10/16/2009	343	99,470,000 JPY	359,459
Nippon Building Fund Inc. TRS	09/29/2009	233	249,310,000 JPY	(236,470)
The Link Real Estate Investment Trust TRS	09/28/2009	1,198,000	20,174,320 HKD	(624,490)
Westfield Group TRS	06/19/2009	146,800	2,466,970 AUD	(394,552)
Total		**5,435,290**		**($3,279,218)**

^ For each total return swap contract, the Fund receives the total return on dividend income on the underlying security and pays a floating rate based on local interest rates plus a spread of 0.30% to 0.50%.

AUD – Australian Dollar
CAD – Canadian Dollar
EUR – Euro
HKD – Hong Kong Dollar
JPY – Japanese Yen
SGD – Singapore Dollar

1.866.324.7348 2008 Annual Report 21

22 2008 Annual Report www.dividendcapital.com

Statements of Assets & Liabilities

Dividend Capital

Realty Income

Allocation Fund

Dividend Capital

Global Realty

Exposure Fund

ASSETS:

Investments at market value $42,295,924 $45,644,211

Receivable for securities sold 82,800 —

Dividends and interest receivable 946,593 571,981

Swap interest receivable 39,605 190,558

Unrealized appreciation on swap agreements 34,742 786,420

Other assets 22,842 9,314

TOTAL ASSETS $43,422,506 $47,202,484

LIABILITIES:

Bank overdraft $88,584 $197,552

Line of credit payable to bank 7,054,000 —

Distributions payable — 116,876

Payable for securities purchased 1,500,000 10,248,843

Unrealized depreciation on swap agreements 916,512 4,065,638

Swap interest payable 3,718 23,898

Payable for line of credit fees 16,106 —

Payable for investment advisory fees 28,630 24,130

Payable for administrative fees 3,369 2,413

Other liabilities 91,629 66,388

TOTAL LIABILITIES $9,702,548 $14,745,738

NET ASSETS $33,719,958 $32,456,746

COMPOSITION OF NET ASSETS:

Common stock, $0.001 par value (unlimited number of shares

authorized) $14,161 $7,591

Paid-in capital 196,809,034 140,049,726

(Over)/undistributed net investment income 1,967,575 (116,390)

Accumulated net realized loss on investments, swap contracts and foreign currency transactions (91,958,954) (79,229,285)

Net unrealized depreciation of investments, swap

contracts and translation of assets and liabilities denominated in foreign currencies (73,111,858) (28,254,896)

NET ASSETS $33,719,958 $32,456,746

COST OF INVESTMENTS $114,526,013 $70,787,544

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:

Common shares outstanding, $0.001 par value

(unlimited number of shares authorized) 14,161,010 7,590,970

Net asset value per share $2.38 $4.28

See accompanying Notes to Financial Statements.

December 31, 2008

1.866.324.7348 2008 Annual Report 23

Dividend Capital

Realty Income

Allocation Fund

Dividend Capital

Global Realty

Exposure Fund

INVESTMENT INCOME:

Dividends (net of withholding taxes of $0 and $7,946,

respectively) $7,255,028 $4,122,434

Interest 5,427,736 928,021

TOTAL INVESTMENT INCOME $12,682,764 $5,050,455

EXPENSES:

Line of credit interest and fees (Note 6) $1,106,955 $ —

Investment advisory fees (Note 5) 938,602 690,326

Administrative fees (Note 5) 110,424 69,033

Trustee fees and expenses (Note 5) 54,176 33,562

Custodian fees and expenses 25,564 25,356

Audit and tax fees 60,310 53,587

Transfer agent fees and expenses 33,535 34,571

Legal expenses 199,293 150,054

Shareholder reports expenses 89,911 65,492

Listing expenses 25,150 27,803

Other expenses 60,762 19,773

TOTAL EXPENSES $2,704,682 $1,169,557

NET INVESTMENT INCOME $9,978,082 $3,880,898

REALIZED AND UNREALIZED GAIN/(LOSS):

Net realized loss from:

Investments (64,253,197) (33,212,515)

Swap contracts (13,221,250) (40,088,634)

Foreign currency transactions (31,427) (1,358)

Net realized loss (77,505,874) (73,302,507)

Net change in unrealized appreciation/

(depreciation) on:

Investments (7,998,988) (1,202,669)

Swap contracts 3,409,037 10,307,315

Translation of assets and liabilities denominated in

foreign currencies — 4,690

Net change (4,589,951) 9,109,336

DECREASE IN NET ASSETS RESULTING FROM

OPERATIONS ($72,117,743) ($60,312,273)

See accompanying Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2008

24 2008 Annual Report www.dividendcapital.com

Statements of Changes in Net Assets

December 31, 2008

Dividend Capital Realty Income Allocation Fund

For the

Year Ended

December 31,

2008

For the

Period Ended

December 31,

2007 (1)

For the

Year Ended

September 30,

2007

Operations:

Net investment income/(loss) $9,978,082 ($619) $14,146,432

Net realized gain/(loss) on investments,

swap transactions and foreign currency

transactions (77,505,874) (9,258,374) 8,801,263

Change in net unrealized

appreciation/(depreciation) on

investments, swap transactions and

foreign currency transactions (4,589,951) (22,332,749) (59,136,106)

Decrease in net assets resulting

from operations (72,117,743) (31,591,742) (36,188,411)

Distributions to Shareholders:

From net investment income (11,775,350) (4,613,247) (19,005,710)

From net realized gain on investments — — (1,104,803)

From return of capital (1,762,020) — —

Net decrease in net assets

from distributions to shareholders (13,537,370) (4,613,247) (20,110,513)

Capital Share Transactions:

Net asset value of common

shares issued to shareholders from

reinvested dividends 1,313,419 296,369 3,321,306

Increase in net assets from capital

share transactions 1,313,419 296,369 3,321,306

Net Decrease in Net Assets (84,341,694) (35,908,620) (52,977,618)

NET ASSETS:

Beginning of period 118,061,652 153,970,272 206,947,890

End of period (2) $33,719,958 $118,061,652 $153,970,272

(1) The Dividend Capital Realty Income Allocation Fund changed its fiscal year from September 30th to

December 31st. Amounts shown are for the period from October 1, 2007 to December 31, 2007.

(2) Includes undistributed net investment income of $1,967,575, $3,249,478 and $1,281,619, respectively.

See accompanying Notes to Financial Statements.

1.866.324.7348 2008 Annual Report 25

Statements of Changes in Net Assets

December 31, 2008

Dividend Capital Global Realty

Exposure Fund

For the Year Ended

December 31, 2008

For the

Period Ended

December 31,

2007 (1)

Operations:

Net investment income $3,880,898 $4,361,883

Net realized gain/loss on investments, swap transactions,

foreign currency transactions and payments from affiliates (73,302,507) 32,131

Change in net unrealized appreciation on investments, swap

transactions and foreign currency transactions 9,109,336 (37,364,232)

Decrease in net assets resulting from operations (60,312,273) (32,970,218)

Distributions to Shareholders:

From net investment income (8,399,144) (5,940,370)

From return of capital (4,095,379) —

Net decrease in net assets from distributions to shareholders (12,494,523) (5,940,370)

Capital Share Transactions:

Proceeds from sales of common shares, net of offering costs — 142,950,000

Net asset value of common shares issued to shareholders

from reinvested dividends 830,887 293,235

Increase in net assets from capital share transactions 830,887 143,243,235

Net Increase/(Decrease) in Net Assets (71,975,909) 104,332,647

NET ASSETS:

Beginning of period 104,432,655 100,008 (2)

End of period (3) $32,456,746 $104,432,655

(1)	For the period June 27, 2007 (inception date of the Fund’s initial public offering) through

December 31, 2007.

(2)	Initial seed capital.
(3)	Includes overdistributed net investment income of ($116,390) and ($484,331), respectively.

See accompanying Notes to Financial Statements.

26 2008 Annual Report www.dividendcapital.com

Statement of Cash Flows

Dividend Capital Realty Income Allocation Fund

For the Year Ended December 31, 2008

Cash Flows from Operating Activities:

Net decrease in net assets from operations ($72,117,743)

Adjustments to reconcile net increase in net

assets from operations to net cash used in

operating activities:

Purchase of investment securities (24,493,581)

Proceeds from disposition of investment

securities 75,569,538

Net sale/purchase of short-term investments (5,979,765)

Net realized gain/(loss) from investments,

swap transactions and foreign currency

transactions 77,505,874

Net change in unrealized appreciation on

investments, swap transactions and

foreign currency transactions 4,589,951

Increase/decrease in dividends and interest

receivable 2,122,179

Increase/decrease in net swap interest

receivable 108,491

Increase/decrease in receivable for

securities sold 2,302,548

Increase/decrease in payable for securities

purchased 1,500,000

Increase/decrease in prepaid expenses and

other assets (22,842)

Increase/decreased in accrued expenses and

other payables (527,503)

Increase/decrease in distributions payable (1,538,813)

Accretion/amortization of discounts/

premium on investment securities (64,967)

Net Cash Provided by Operating Activities $58,953,367

Cash Flows from Financing Activities:

Proceeds from bank overdraft $88,584

Proceeds from bank borrowing —

Payment on outstanding debt (46,818,000)

Cash distributions paid (12,223,951)

Net Cash Used by Financing Activities ($58,953,367)

Cash

Beginning balance $0

Ending balance $0

Supplemental Disclosure of Cash Flow Information:

Cash paid for interest and fees on bank borrowing $1,367,392

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,313,419.

See accompanying Notes to Financial Statements.

December 31, 2008

This Page Intentionally Left Blank

28 2008 Annual Report www.dividendcapital.com

Financial Highlights

Dividend Capital Realty Income Allocation Fund

For the Year Ended

December 31, 2008

For the Period Ended

PER SHARE OPERATING DATA: December 31, 2007 (10)

Net Asset Value, Beginning of Period $8.44 $11.03

Income from investment operations:

Net investment income/(loss) (7) 0.71 (0.00) (9)

Net gains/(losses) on securities, realized

and unrealized (5.81) (2.26)

Total From Investment Operations (5.10) (2.26)

Dividends and/or Distributions to Shareholders:

Dividends from net investment income (0.84) (0.33)

Dividends from net realized gain on investments 0.00 0.00

Distributions from return of capital (0.12) 0.00

Total Distributions (0.96) (0.33)

Offering Costs Charged to Paid-in Capital 0.00 0.00

Offering Cost Adjustment 0.00 0.00

Net Asset Value, End of Period $2.38 $8.44

Market Price, End of Period $2.00 $8.06

Total Return, Net Asset Value (3) -65.39% -20.62%

Total Return, Market Value (3) -69.55% -25.08%

Net Assets, End of Period (000’s) $33,720 $118,062

Ratio of Total Expenses to Average Net Assets 3.34% 5.20% (4)

Ratio of Total Expenses to Average Net Assets after

reduction to custodian expenses 3.34% 5.20% (4)

Ratio of Operating Expenses to Average Net Assets (6) 1.97% 2.42% (4)

Ratio of Operating Expenses to Average Net Assets

after reduction to custodian expenses (6) 1.97% 2.42% (4)

Ratio of Net Investment Income/(Loss) to Average

Net Assets 12.31% (0.00)% (4)

Portfolio Turnover Rate (5) 22.88% 7.27%

Bank Borrowings:

Supplemental Data:

Loan Outstanding, End of Period (000’s) $7,054 $53,872

Asset Coverage for Loan Outstanding 591% 305%

(1)	For the period from February 24, 2005 (inception of offering) to September 30, 2005.
(2)	Net of sales load of $0.675 on initial shares issued.
(3)	Total investment return is calculated assuming a purchase of common shares of the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

(4)	Ratio annualized for the period of less than one year.

FINANCIAL HIGHLIGHTS (CONTINUED)

Dividend Capital Realty Income Allocation Fund

For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period Ended September 30, 2005 (1)
$15.08	$14.43	$14.33 (2)
1.02	0.99	0.63
(3.61)	0.97	0.09
(2.59)	1.96	0.72
(1.38)	(1.31)	(0.57)
(0.08)	0.00	0.00
0.00	0.00	0.00
(1.46)	(1.31)	(0.57)
0.00	0.00	(0.05)
0.00	0.00 (8)	0.00
$11.03	$15.08	$14.43
$11.16	$14.52	$14.12
-19.05%	14.95%	4.73%
-14.93%	13.11%	1.68%
$153,970	$206,948	$197,433
4.11%	3.98%	2.74% (4)
4.11%	3.97%	2.72% (4)
1.70%	1.73%	1.68% (4)
1.70%	1.72%	1.66% (4)
6.98%	6.92%	7.39% (4)
47.40%	71.99%	92.47%
$68,872		
311%		

(5) *A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for a period and dividing it by monthly average of the market value of the portfolio securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were $24,493,581 and $75,569,538, respectively.*

(6) *Operating expenses do not include interest expense on the line of credit.*

(7) *Calculation based on average shares outstanding.*

(8) *Common share offering cost adjustment is less than $0.005 per share.*

(9) *Less than ($0.005) per share.*

(10) *The Fund changed its fiscal year end from September 30 to December 31. Amounts shown are for the period from October 1, 2007 to December 31, 2007.*

See accompanying Notes to Financial Statements.

1.866.324.7348 2008 Annual Report 29

30 2008 Annual Report www.dividendcapital.com

Financial Highlights

Dividend Capital Global Realty Exposure Fund

For the Year Ended

December 31, 2008

For the Period Ended

December 31, 2007 (1)

PER SHARE OPERATING DATA:

Net Asset Value, Beginning of Period $13.88 $19.10 (2)

Income from Investment Operations:

Net investment income 0.52 0.73

Net losses on securities, realized and unrealized (8.47) (5.12)

Total From Investment Operations (7.95) (4.39)

Dividends and/or Distributions to Shareholders:

Dividends from net investment income (1.11) (0.79)

Distributions from return of capital (0.54)

Total Distributions (1.65) (0.79)

Offering Costs Charged to Paid-in-Capital 0.00 (0.04)

Net Asset Value, End of Period $4.28 $13.88

Market Price, End of Period $3.05 $12.45

Total Return, Net Asset Value (3) -61.02% -23.20%

Total Return, Net Asset Value Excluding Payment

from Affiliate (3) -61.02% -23.24%

Total Return, Market Value (3) -69.01% -34.36%

Ratios/Supplemental Data

Net Assets, End of Period (000’s) $32,457 $104,433

Ratio of Total Expenses to Average Net Assets 1.70% 1.43% (4)

Ratio of Net Investment Income to Average Net Assets 5.64% 6.97% (4)

Portfolio Turnover Rate (5) 17.06% 0.95%

(1)	For the period June 27, 2007 (inception date of the Fund’s initial public offering) through December 31,

2007.

(2)	Net of sales load of $0.90 on initial shares issued.
(3)	Total investment return is calculated assuming a purchase of common shares of the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

(4)	Annualized.
(5)	A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for a period and dividing it by monthly average of the market value of the portfolio securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 were

$9,741,356 and $33,921,914, respectively.

See accompanying Notes to Financial Statements.

1.866.324.7348 2008 Annual Report 31

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Realty Income Allocation Fund (NYSE: “DCA”) and Dividend

Capital Global Realty Exposure Fund, formerly Dividend Capital Strategic Global

Realty Fund (NYSE: “DCW”) (collectively, “the Funds”) are registered as closed-end management investment companies under the Investment Company Act of

1940, as amended (the “1940 Act”). Each Fund’s primary investment objective is high current income. Each Fund’s secondary investment objective is capital appreciation.

Initial capitalization for each Fund was provided by Dividend Capital Investments

LLC (the “Adviser”) as follows:

As of December 31, 2008, the Members of the Adviser’s Investment Committee

were Jeffrey Randall and Jeffrey Taylor.

Security Valuation

Pricing Procedures All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern

Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated

Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price

(“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or an NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Funds will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost, which approximates fair value. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer. Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Notes to Financial Statements

Dividend Capital Realty

Income Allocation Fund

Dividend Capital Global

Realty Exposure Fund

Organization Date December 3, 2004 December 30, 2005

Initial Capitalization Date February 15, 2005 June 13, 2007

Amount of Initial Capitalization $100,068 $100,008

Common Shares Issued at Capitalization 7,010 5,236

Common Shares Authorized Unlimited Unlimited

Public Offering Date February 24, 2005 June 27, 2007

December 31, 2008

32 2008 Annual Report www.dividendcapital.com

Security Valuation (continued)

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale price. Fixed income securities where market quotations are not readily available are valued at fair value.

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used. For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation If the price of a security is unavailable in accordance with the Funds’

pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event (as defined below), the security may be valued at its fair value determined pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. As of December 31, 2008, securities which have been fair valued represented 13.24% and 3.45% of DCA’s and DCW’s managed assets respectively. Each Fund’s “Managed Assets” equal the Fund’s total assets (including the net asset value of common shares plus the principal amount of any borrowings used for leverage) minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) fundamental analytical data; (2) forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) type of security and the cost at date of purchase; (4) most recent quotation received from a broker; (5) transactions or offers with respect to the security; (6) price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) price and extent of public trading of the security on foreign exchanges; (8) information on world financial

Notes to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 33

Security Valuation (continued)

markets and comparable financial products; (9) size of the Funds’ holdings; (10)

financial statements of the issuer; (11) analyst reports; (12) merger proposals or tender offers; (13) value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) trading volumes on markets, exchanges or among dealers; (15) values of baskets of securities traded on other markets, exchanges or among dealers; (16) change in interest rates; (17)

observations from financial institutions; (18) government (domestic or foreign)

actions or pronouncements; (19) in the case of restricted securities, discount from market value of unrestricted securities of the same class at time of purchase,

existence and anticipated time frame of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) in the case of foreign securities, the country’s or geographic region’s political and economic environment, nature of any significant events, American Depository Receipt trading,

exchange-traded fund trading and foreign currency exchange activity; (21) in the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22)

in the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

The Funds adopted the provisions of Financial Accounting Standards Board

(“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”).

FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements (continued)

December 31, 2008

34 2008 Annual Report www.dividendcapital.com

Security Valuation (continued)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ investments as of

December 31, 2008.

Dividend Capital Realty Income Allocation Fund

Valuation Inputs

Investments in Securities

at Value

Other Financial Instruments*

Unrealized Appreciation

(Depreciation)

Level 1 – Quoted Prices $32,634,046 $ —

Level 2 – Other Significant Observable Inputs 9,661,878 (881,770)

Level 3 – Significant Unobservable Inputs — —

Total $42,295,924 ($881,770)

Dividend Capital Global Realty Exposure Fund

Valuation Inputs

Investments in Securities

at Value

Other Financial Instruments*

Unrealized Appreciation

(Depreciation)

Level 1 – Quoted Prices $ 23,524,172 $ —

Level 2 – Other Significant Observable Inputs 22,120,039 (3,279,218)

Level 3 – Significant Unobservable Inputs — —

Total $ 45,644,211 ($3,279,218)

*	Other financial instruments include swap contracts.

For the year ended December 31, 2008, the Funds did not have significant unobservable inputs (Level 3)

used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs

(Level 3) were used in determining fair value is not applicable.

Notes to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 35

Significant Events An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the Funds determine their net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Funds’ net asset value by more than one-half of one percent (0.5%).

If a Material Significant Event has occurred, the Adviser will call a meeting of the

Valuation Committee to determine a fair value for the security in accordance with the Funds’ Fair Valuation Procedures.

Risk of Concentration

Because the Funds’ investments are concentrated in the real estate industry, the value of the Funds may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with the investors, the Funds could underperform funds that have greater industry diversification.

Security Credit Risk

The Funds invest in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principle, and may be more sensitive to economic conditions than lower-yielding, higher-rated securities. The

Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $30, representing 0.00% of DCA’s net assets, were in default.

Foreign Securities

The Funds may invest a portion of their assets in foreign securities. In the event that the Funds execute a foreign security transaction, the Funds will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency. Foreign securities may carry more risk than U.S.

securities, such as political, market and currency risks. Upon the recommendation of management, the Trustees approved expanding DCA’s exposure to foreign securities to include securities of foreign issuers located outside of North America. As a result,

DCA may now invest in securities of foreign issuers located in developed countries.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’

Statements of Operations.

Notes to Financial Statements (continued)

December 31, 2008

36 2008 Annual Report www.dividendcapital.com

Repurchase Agreements

The Funds may invest in repurchase agreements, which are short-term investments in which the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the

Funds.

Distributions to Shareholders

The Funds intend to make dividend distributions each quarter to shareholders.

The dividend rate may be modified by the Board of Trustees from time to time.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date. Distributions paid by the Funds are subject to recharacterization for tax purposes. A portion of the distributions paid by the Funds may be reclassified to return of capital and long-term capital gains upon the final determination of the Funds’ taxable income for the year. Net realized gains, unless offset by any available capital loss carryforward, are generally distributed to shareholders annually, although net realized gains may be retained by the Funds in certain circumstances.

Securities Transactions and Investment Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis and/or adjust realized gain. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and income tax purposes.

Reclassifications

Certain amounts for DCA for the year ended September 30, 2007 have been reclassified to conform to the December 31, 2007 presentation.

Use of Estimates

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Notes to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 37

Investments with Off-Balance Sheet Risk

The Funds enter into financial instrument transactions (such as swaps, futures,

options and other derivatives) that may have off-balance sheet market risk. Off balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument as reflected in the Funds’ Statements of Assets and Liabilities.

In addition, the use of total return swaps could adversely affect the character

(capital gain vs. ordinary income) of the income recognized by the Funds for U.S.

federal income tax purposes, as well as the timing of such income recognition,

as compared to a direct investment in the underlying security, and could result in the Funds’ recognition of income prior to the receipt of the corresponding cash.

In some market scenarios, the Funds may recognize income and never receive the corresponding cash. This outcome could result in the Funds having to sell assets in order to fund distributions, and in the investor having to pay higher income taxes than would have been the case with a more traditional investment strategy.

Indemnifications

In the normal course of business, the Funds enter into contracts that provide general Indemnifications. Each Fund’s maximum exposure under this arrangement is dependent upon claims that may be made against the Funds in the future and,

therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute to shareholders all of its taxable income and capital gains.

Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. Each Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

Revenue Service and state department of revenue.

Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gain for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Notes to Financial Statements (continued)

December 31, 2008

38 2008 Annual Report www.dividendcapital.com

Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48 (“FIN

48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended

December 31, 2008 and December 31, 2007 and for September 30, 2007, September

30, 2006 and September 30, 2005 for DCA. The Funds’ Colorado tax return filings remain open for the years ended December 31, 2008 and December 31, 2007 and for September 30, 2007, September 30, 2006 and September 30, 2005 for DCA. To

our knowledge there are no federal or Colorado income tax returns currently under examination.

The tax character of the distributions paid by the Funds during the following periods and years ended December 31, 2008, were as follows:

Dividend Capital Realty Income

Allocation Fund

Dividend Capital Global Realty

Exposure Fund

Distributions paid

from:

Year Ended

December 31,

2008

Period Ended

December 31,

2007

Year Ended

September 30,

2007

Year Ended

December 31,

2008

Period Ended

December 31,

2007

Ordinary Income $11,775,350 $4,613,247 $19,736,966 $8,399,144 $5,940,370

Long-Term Capital

Gain — — 373,547 —

Return of Capital 1,762,020 — — 4,095,379 —

Capital Loss Carryforwards:

At December 31, 2008, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

Dividend Capital Realty Income

Allocation Fund

Dividend Capital Global Realty

Exposure Fund

2015 $380,321 $1,040,591

2016 63,197,578 70,372,176

Total $63,577,899 $71,412,767

Post October Losses:

DCW intends to elect to defer to its fiscal year ending December 31, 2009,

approximately $7,816,518 of capital losses and $1,647 of currency losses recognized during the period November 1, 2008 to December 31, 2008. DCA intends to elect to defer to its fiscal year ending December 31, 2009, approximately

Note to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 39

$27,581,003 of losses recognized during the period November 1, 2008 to

December 31, 2008.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Dividend Capital

Realty Income

Allocation Fund

Dividend Capital

Global Realty

Exposure Fund

Accumulated net realized loss ($91,158,902) ($79,230,932)

Net unrealized depreciation (71,944,335) (28,254,896)

Offer cumulative effect of timing differences — (114,743)

Total ($163,103,237) ($107,600,571)

At December 31, 2008 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Dividend Capital

Realty Income

Allocation Fund

Dividend Capital

Global Realty

Exposure Fund

Aggregate tax cost (including swaps and foreign currency) $114,240,259 $70,787,544

Gross unrealized appreciation 167,055 30,375

Gross unrealized depreciation (72,111,390) (25,173,708)

Net depreciation of swaps and foreign currency (1,591,010) (3,667,959)

Net unrealized depreciation ($73,535,345) ($28,811,292)

Net investment income (loss) and net realized gain (loss) may differ from financial statements and tax purposes. These differences are primarily due to the treatment of certain investment securities and distribution allocations. These permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified.

For the year ended December 31, 2008 each Fund recorded the following reclassifications to the accounts listed below:

Paid-in Capital

Increase/(Decrease)

(Over)/(Undistributed)

Net Investment Income

Increase/(Decrease)

Accumulated Net Realized

Gain/(Loss)

Dividend Capital

Realty Income

Allocation Fund ($1,759,219) $2,277,385 ($518,166)

Dividend Capital

Global Realty

Exposure Fund (4,146,681) 8,981,566 (4,834,885)

Net assets of the Funds were not affected by the reclassifications.

Note to Financial Statements (continued)

December 31, 2008

40 2008 Annual Report www.dividendcapital.com

3. CAPITAL TRANSACTIONS

Dividend Capital Realty Income Allocation Fund

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized. Of the 14,161,000 common shares outstanding on

December 31, 2008, Dividend Capital Investments LLC (the “Adviser”) owned

10,987 shares. The Fund issued 12,100,010 common shares in its initial public offering on February 23, 2005. These common shares were issued at $15.00 per share before the underwriting discount of $0.675 per share. An additional

1,578,500 common shares were issued pursuant to an over-allotment option on

April 12, 2005. Offering costs of $642,230 were offset against proceeds of the offering and were charged to paid-in capital of the common shares. During the year ended September 30, 2006, a $41,695 adjustment was charged to paid-in capital for common offering costs.

Dividend Capital Global Realty Exposure Fund

There are an unlimited number of the Fund’s $0.001 par value common shares of beneficial interest authorized. Of the 7,590,970 common shares outstanding on

December 31, 2008, the Adviser owned 6,984 shares. The Fund issued 7,500,000 common shares in its initial public offering on June 27, 2007. These common shares were issued at $20.00 per share before the underwriting discount of $0.90 per share. Offering costs of $300,000 (representing $0.04 per common share) were offset against proceeds of the offering and were charged to paid-in capital of the common shares. The Adviser has agreed to pay those offering costs of the Fund other than the underwriting discount) that exceed $0.04 per common share.

Note to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 41

Note to Financial Statements (continued)

December 31, 2008

Transactions in common shares for the year ended December 31, 2008, the period ended December 31, 2007 and the year ended September 30, 2007 were as follows:

Dividend Capital Realty Income

Allocation Fund

Dividend Capital Global Realty

Exposure Fund

Year Ended

December 31,

2008

Period Ended

December 31,

2007 *

Year Ended

September 30 ,

2007

Year Ended

December 31,

2008

Period Ended

December 31,

2007 **

Common shares

outstanding –

beginning of

period

13,989,197 13,960,199 13,724,263 7,522,785 5,236

Common shares

issued in

connection with

initial public

offering

— — — — 7,500,000

Common shares

issued to

shareholders

from reinvested

distributions

171,813 28,998 235,936 68,185 17,549

Common shares

outstanding –

end of period

14,161,010 13,989,197 13,960,199 7,590,970 7,522,785

*	Dividend Capital Realty Income Allocation Fund changed its fiscal year from September 30th to

December 31st. Amounts shown are for the period from October 1, 2007 to December 31, 2007.

** For the period June 27, 2007 (inception date of the Fund’s initial public offering) through

December 31, 2007.

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities are as follows:

For the Year Ended

December 31, 2008

For the Period

October 1, 2007 to

December 31, 2007

For the Year Ended

September 30, 2007

Purchases Sales Purchases Sales Purchases Sales

Dividend

Capital

Realty

Income

Allocation

Fund

$24,493,581 $75,569,538 $14,230,789 $30,272,388 $130,812,042 $135,511,809

For the Year Ended

December 31, 2008

For the Period June 27, 2007

to December 31, 2007

Purchases Sales Purchases Sales

Dividend Capital

Global Realty

Exposure Fund

$9,741,356 $33,921,914 $110,979,841 $718,313

42 2008 Annual Report www.dividendcapital.com

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Dividend Capital Investments LLC (“Dividend Capital” or the “Adviser”) serves as the Funds’ investment adviser and administrator. Pursuant to an Investment

Advisory Agreement with the Funds, as compensation for its services to the

Funds, Dividend Capital receives an annual investment advisory fee of 0.85% for

Dividend Capital Realty Income Allocation Fund and 1.00% for Dividend Capital

Global Realty Exposure Fund based on each Fund’s average daily managed assets,

computed daily and payable monthly. Pursuant to an Administration Agreement with each Fund, as compensation for its services to the Funds, Dividend Capital receives an annual administration fee of 0.10% based on each Fund’s average daily managed assets, computed daily and payable monthly.

Dividend Capital has entered into an administration, tax, bookkeeping and pricing services agreement with ALPS Fund Services, Inc. (“ALPS”). Under this agreement,

ALPS will calculate the net asset value and perform certain other administrative services for DCW. ALPS will be compensated by Dividend Capital (not by DCW)

for providing these services. Dividend Capital has entered into an Investment

Accounting Agreement and a Tax Service Agreement with State Street Bank and

Trust (“State Street”). Under these agreements, State Street will calculate the net asset value and perform tax administrative services for DCA. State Street will be compensated by Dividend Capital (not by DCA) for providing these services.

Trustees of the Funds who are “interested persons” of the Funds do not receive any compensation from the Funds. Each of the Independent Trustees is paid from the Funds an annual retainer of $20,000, and a fee of $2,000 and reimbursement for related expenses for each meeting of the Board he attends. Each Independent

Trustee receives from the Funds a fee of $1,000 for each telephonic Board meeting he attends. The Chairman of the Board of Trustees receives from the Funds an additional annual retainer of $10,000.

Certain officers of the Funds are also officers of the Adviser.

6. LINE OF CREDIT

Dividend Capital Realty Income Allocation Fund

On April 28, 2005, Dividend Capital Realty Income Allocation Fund executed a

Revolving Credit and Security Agreement (the “Agreement”) among DCA, Jupiter

Securitization Corp. (“Jupiter”) and JP Morgan Chase Bank N.A. (“JP Morgan”)

which allows DCA to borrow against a secured line of credit from Jupiter and

JP Morgan an aggregate amount up to $85,000,000. On March 16, 2007 the

Agreement was amended and the line of credit was increased to $105,000,000.

The borrowings under the line of credit are secured by a pledge of the Fund’s portfolio securities. Borrowings under the Agreement bear interest at a variable rate determined by the bank’s conduit program, which has historically been slightly below the 1-month LIBOR but more recently has exceeded 1-month LIBOR. DCA pays fees of 0.175% per annum on 102% of the total line of credit, regardless

Note to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 43

of usage. DCA also pays fees of 0.20% per annum on the average outstanding amount of borrowings. The average balance during the year ended

December 31, 2008 was $29,618,470 or $2.10 per share based on average shares outstanding of 14,117,923. The average cost of funding during the year ended

December 31, 2008 was 3.94%. As of December 31, 2008, the Fund had an

outstanding loan amount of $7,054,000.

DCA’s borrowing arrangement with Jupiter and JP Morgan terminated on

March 14, 2008. The arrangement requires that the loan be repaid in equal quarterly payments over a 1-year period ending March 14, 2009. Effective

March 14, 2008, the 0.175% per annum fee on 102% of the total line of credit ceased.

7. INVESTMENTS IN INTEREST RATE AND TOTAL RETURN SWAPS

The Funds may use interest rate swaps in connection with the line of credit and other forms of direct or indirect leverage. The interest rate swaps are intended to reduce or eliminate the risk or the negative effect that an increase in short-term interest rates could have on the performance of the Funds’ common shares as a result of the floating rate structure of the line of credit and other forms of direct or indirect leverage. In these interest rate swaps, the Funds agree to pay the other party to the interest rate swap (the

“counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay the Funds a variable rate payment that is intended to approximate the Funds’ variable rate payment obligations on the line of credit. The payment obligations are based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility and the current and forward interest rate markets.

The Funds use total return swaps to gain exposure to underlying referenced securities or indices. Total return swap agreements involve commitments to pay interest plus fees in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty, respectively.

Swaps are marked to market daily. For both interest rate swaps and total return swaps, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Funds’ Statements of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest, net of the market linked return to be paid or received on the swaps, is reported as unrealized gains or losses on the Funds’ Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. The Funds segregate or earmark sufficient assets as collateral to satisfy the Funds’ current obligation with respect to total return swaps. Entering into swap agreements involves, to varying degrees, elements of credit, foreign

Note to Financial Statements (continued)

December 31, 2008

44 2008 Annual Report www.dividendcapital.com

currency, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform or disagree as to the meaning of the contractual items in the agreements, and that there may be unfavorable changes in foreign currency, interest rates or values in referenced indices or securities.

Dividend Capital Realty Income Allocation Fund has adopted a non-fundamental policy to limit its investment in securities of non-U.S. issuers to 20% of DCA’s managed assets, measured at the time of investment (the “non-U.S. issuer limitation”). As a component of its investment strategy, DCA may enter into total return swaps where the reference security is issued by a foreign issuer or the counterparty to the swap is a foreign financial institution. In this case,

DCA considers the non-U.S. investment limitation to apply. It is common for swap contracts to be terminated and re-initiated due to economic factors or the expiration of the term of the swap contract. In such case, DCA may re-initiate the swap contract if deemed to be advisable by the Adviser. In cases where swap contracts are re-initiated with substantially the same terms and the same reference security and number of reference shares, such re-initiations will not be considered to be a new investment for purposes of the application of the non-U.S. issuer limitation.

Accordingly, the notional value of the original swap contract that relates to the reference security in question will be the basis for determining compliance with the

non-U.S. issuer limitation. As a result of this policy, DCA’s exposure to securities of

non-U.S. issuers, as measured by current notional value, could exceed 20%, in some cases significantly so. As of December 31, 2008, the DCA’s exposure to securities of

non-U.S. issuers, as measured by current notional value, was 6.97% of its managed assets.

Upon the recommendation of management, the Trustees reviewed DCA’s current non-fundamental investment policies and have determined, effective immediately to eliminate the non-U.S. issuer limitation. This limitation was a voluntary operating policy and not required by the 1940 Act.

8. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Funds may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Funds include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are

Note to Financial Statements (continued)

December 31, 2008

1.866.324.7348 2008 Annual Report 45

determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the

Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the

Funds’ Statements of Operations with the change in unrealized appreciation or depreciation.

The Funds may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

9. ILLIQUID AND/OR RESTRICTED SECURITIES

As of December 31, 2008, investments in securities included issues that are restricted.

Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be revalued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market.

Upon the recommendation of management, the Trustees have reviewed DCA’s current non-fundamental investment policies and have determined, effective

February 28, 2008, to eliminate the policy limiting the Fund’s investment in illiquid/

restricted securities to no more than 10% of its total managed assets (determined at the time of purchase) to better reflect changes to the liquidity profile of the Fund’s investments in current market conditions. This limitation was a voluntary operating policy and not required by the 1940 Act. The Trustees will continue to monitor the

Fund’s investments in illiquid/restricted securities, and while the Fund may now invest, without limit, in such securities, management does not presently intend to increase investment to illiquid/restricted securities.

DCW may invest, without limit, in illiquid securities.

Note to Financial Statements (continued)

December 31, 2008

NOTE TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2008

Dividend Capital Realty Income Allocation Fund Illiquid and/or Restricted Securities as of December 31, 2008

Description	Shares	Acquisition Date	Cost	Market Value
AP AIMCAP Corp., Series A, 8.250%	$212,600	06/08/2005	$3,979,606	$112,678
Babson CLO 2005-III, Ltd., 22.318%, 11/11/2019	13,000,000	11/09/2005	13,000,000	1,300,000
Fraser Sullivan CLO I Ltd. 17.996%, 03/15/2017	3,400,000	03/10/2006	3,400,000	612,000
Wachovia Bank, Series 2005 C18, 4.702%, 05/19/2015	248,100	10/26/2005	167,633	20,191
Sorin Real Estate CDO II Ltd., Series 2005 2A, Class H, 6.788%, 01/04/2016	7,500,000	12/21/2005	7,500,000	749,175
CW Capital Cobalt II, Ltd.:				
Series K, 7.035%, 04/26/2016	4,000,000	05/10/2006	4,000,000	407,560
Class P.S., 18.041%, 04/26/2016	3,500,000	05/10/2006	3,500,000	1,018,220
Vertical CRE CDO 2006-I, Ltd.:				
Class G, 8.059%, 04/22/2013	6,500,000	05/24/2006	6,500,000	431,990
Class P.S., 15.508%, 04/22/2013	1,800,000	05/24/2006	1,800,000	126,000
Mervyn's Junior Syndication Mezzanine, 5.547%, 01/01/2009	592,515	04/21/2006	592,515	545,114
JP Morgan Chase, Series 2005-LDP2, Class M, 4.509%, 06/15/2016	1,597,000	11/30/2006	1,294,082	136,575
Lenox Street, Series 2007-1, 14.608%, 06/04/2017	1,000,000	04/20/2007	964,066	73,790
Resource Capital Warrants	55,000	01/13/2006	—	1
Total				$5,533,294
Total Managed Assets				$40,773,958
Illiquid and/or Restricted Securities as a % of Total Managed Assets				13.57%

Dividend Capital Global Realty Exposure Fund Illiquid and/or Restricted Securities as of December 31, 2008

Description	Shares/ Principal Amount	Acquisition Date	Cost	Market Value
Gramercy Real Estate, Series 2007-1A Class GFX, 6.000%, 08/15/2016	$2,000,000	07/26/2007	$1,689,889	$217,060
Gramercy Real Estate, Series 2007-1A Class HFX, 6.000%, 08/15/2016	5,150,000	07/26/2007	4,212,460	518,244
Morgan Stanley Capital I 2007-SRR4 Series G, 4.979%, 06/20/2016	5,750,000	06/27/2007	5,750,000	384,733
Total				$1,120,037
Total Net Assets				$32,456,746
Illiquid and/or Restricted Securities as a % of Total Managed Assets				3.45%

46 2008 Annual Report www.dividendcapital.com

1.866.324.7348 2008 Annual Report 47

Note to Financial Statements (continued)

December 31, 2008

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161,

“Disclosures About Derivative Instruments and Hedging Activities — an

amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Funds’

management is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any.

11.	SUBSEQUENT EVENTS

At a meeting held on January 9, 2009, the Board of Trustees approved a series of proposed strategic changes for the Funds and has approved Calamos Advisors

LLC to serve as the Funds’ sub-adviser for the non-real estate portion of the Fund’s assets subject to shareholder approval. A proxy statement has been mailed to shareholders of record as of January 15, 2009 with greater detail on the changes and matters to be voted upon.

Both Funds intend to change their investment objective to total return from a primary objective of high current income and secondary objective of capital appreciation. In addition, the Funds will no longer be required to invest at least

80% of their managed assets in real estate securities or have any specific limitation on investment in U.S. or non-U.S. companies, thereby permitting investment in a broader universe of securities and industries. As part of this new focus, Dividend

Capital Realty Income Allocation Fund will change its name to DCA Total Return

Fund, while retaining its NYSE ticker symbol of DCA. Dividend Capital Global

Realty Exposure Fund will change its name to DCW Total Return Fund, while retaining its NYSE ticker symbol of DCW.

Audit Committee Report (Unaudited)

The Audit Committee of each Board of Trustees normally meets at least twice during each full fiscal year with the Funds’ Chief Financial Officer and representatives of the independent auditors in a separate executive session to discuss and review various matters as contemplated by the Audit Committee

Charter. In the performance of its oversight function, each Audit Committee has considered and discussed the audited financial statements with management and

KPMG LLP (“KPMG”). Each Audit Committee also has discussed with KPMG the matters required to be discussed by professional auditing standards. Each Audit

Committee also has considered whether the provision by KPMG of non-audit

48 2008 Annual Report www.dividendcapital.com

Note to Financial Statements (continued)

December 31, 2008

services to the Fund, and of professional services to the Adviser and affiliates of the

Adviser that provide services to the Funds, is compatible with maintaining KPMG’s independence. Finally, each Audit Committee has received the written disclosures and the letter from KPMG required by Independence Standards Board Standard

No. 1, “Independence Discussions with Audit Committees,” and has discussed with KPMG its independence.

The members of each Fund’s Audit Committee are not professionally engaged in the practice of auditing or accounting and are not experts in the fields of accounting or auditing or evaluating auditor independence. The Board of Trustees of each Fund has determined that Jonathan F. Zeschin and Thomas H. Mack qualify as “audit committee financial experts,” as defined under the Securities and Exchange Commission’s Regulation S-K, Item 401(h). Each Audit Committee

is in compliance with applicable rules of the NYSE for closed-end fund audit committees, including the requirement that all members of the audit committee be “financially literate” and that at least one member of the audit committee have “accounting or related financial management expertise,” as determined by each Board. Members of each Fund’s Audit Committee rely without independent verification on the information provided to them and on the representations made by management and the independent auditors. Accordingly, each Audit

Committee’s oversight does not provide an independent basis to determine that management has maintained appropriate accounting and financial reporting principles or appropriate internal controls and procedures designed to assure compliance with accounting standards and applicable laws and regulations.

Furthermore, each Audit Committee’s considerations and discussions referred to above do not assure that the audit of the Fund’s financial statements have been carried out in accordance with generally accepted auditing standards, that the financial statements are presented in accordance with generally accepted accounting principles or that the Fund’s auditors are in fact “independent.”

Based upon the reports and discussions described in this report, and subject to the limitations on the role and responsibilities of the Audit Committee referred to above and in the Audit Committee Charter, each Audit Committee recommended to the Board of Trustees that the audited financial statements of each Fund be included in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2008. The members of each Fund’s Audit Committee,

Jonathan Zeschin, Thomas Mack, John Mezger and J. Gibson Watson, III, are

“independent” within the meaning of the 1940 Act and the NYSE corporate governance standards for audit committees.

This Page Intentionally Left Blank

50 2008 Annual Report www.dividendcapital.com

Report of Independent

Registered Public Accounting Firm

The Shareholders and Board of Trustees

Dividend Capital Realty Income Allocation Fund:

We have audited the accompanying statement of assets and liabilities of Dividend

Capital Realty Income Allocation Fund, including the statement of investments,

as of December 31, 2008, the related statement of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2008, the period from October 1,

2007 to December 31, 2007, and the year ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the year ended

September 30, 2006, and for the period from February 24, 2005 (inception of offering) to September 30, 2005, were audited by other auditors, whose report dated November 16, 2006, expressed an unqualified opinion of this information.

We conducted our audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend Capital

Realty Income Allocation Fund as of December 31, 2008, the results of its operations and cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2008, for the period from October 1, 2007 to December 31, 2007, and for the year ended

September 30, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 27, 2009

December 31, 2008

Dividend Capital Realty Income Allocation Fund

1.866.324.7348 2008 Annual Report 51

Report of Independent

Registered Public Accounting Firm

The Shareholders and Board of Trustees

Dividend Capital Global Realty Exposure Fund:

We have audited the accompanying statement of assets and liabilities of Dividend

Capital Global Realty Exposure Fund, formerly Dividend Capital Strategic Global

Realty Fund, including the statement of investments, as of December 31, 2008,

the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31,

2008, and for the period from June 27, 2007 (inception of offering) to December

31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend

Capital Global Realty Exposure Fund as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2008, and for the period from June 27, 2007 (inception of offering) to December 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 27, 2009

December 31, 2008

Dividend Capital Global Realty Exposure Fund

52 2008 Annual Report www.dividendcapital.com

Shareholder Tax Information

December 31, 2008 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2008.

During the period ended December 31, 2008, 1.57% and 0.10% of the dividends paid by DCA and DCW from net investment income, respectively, qualify for the corporate dividends received. Also during the period ended December 31,

2008, 1.26% and 0.00% of distributions of ordinary income by DCA and DCW,

respectively, met the requirements regarding qualified dividend income.

During the period ended December 31, 2008, 1.46% and 2.33% of distributions from net investment income by DCA and DCW, respectively, is income derived from U.S. Treasury Obligations.

Please note that the distributions paid by the Funds to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on Form 1099-DIV, which will be mailed to shareholders

February 28, 2009. The Funds may pay distributions in excess of the Funds’ net investment company taxable income and this excess would be a tax-free return of capital distributed from the Funds’ assets. Distributions of capital decrease the

Funds’ total assets and, therefore, could have the effect of increasing the Funds’

expense ratio. In addition, the Funds may have to sell portfolio securities at a less than opportune time.

The Funds own securities issued by REITs. A portion of the dividends paid by

REITs may be recharacterized for tax purposes following year-end as capital gains and/or return of capital. To the extent this occurs, distributions paid by the Funds during the year also will be reclassified to reflect these REIT recharacterizations. Therefore the actual composition of the distributions paid may change substantially by year-end and, to the extent these changes do occur,

they will have the effect of reducing the net investment income component of fund distributions and correspondingly increasing the capital gains and/or return of capital components.

1.866.324.7348 2008 Annual Report 53

The Funds offer a dividend reinvestment plan (the “Plan”) pursuant to which shareholders, unless they otherwise elect, automatically have dividends and capital gains distributions reinvested in common shares of the Fund by The Bank of New

York (the “Plan Agent”). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the Plan

Agent.

How the Plan Works

After the Funds declare a dividend or determine to make a capital gain distribution,

the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly issued shares of the Funds or (ii) by open-market purchases as follows:

If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly issued shares on behalf of the Participants. The number of newly issued shares to be credited to each Participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan Participants may get a benefit that non-participants do not.

? If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the Participants in openmarket purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price,

delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus brokerage commissions), it will result in the acquisition by the Plan Agent of fewer shares than if the distribution had been paid in shares issued by the Fund.

Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date.

Dividend Reinvestment Plan

December 31, 2008 (Unaudited)

54 2008 Annual Report www.dividendcapital.com

Dividend Reinvestment Plan (continued)

December 31, 2008 (Unaudited)

Costs of the Plan

The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15.00 transaction fee.

Tax Implications

The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions.

Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, Participants should consult with their own tax advisors.

Right to Withdraw

Participants whose shares are registered in his or her name may terminate his or her account under the Plan by notifying the Agent in writing at BNY Mellon

Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, or by calling the Agent at 1.877.296.3711, or using BNY Mellon’s website at:

www.melloninvestor.com/ISD. Such termination will be effective with respect to a particular distribution if the Participant’s notice is received by the Agent prior to such distribution record date. Participants whose shares are held by a brokerage firm should contact his or her broker. If a Participant holds shares through a broker, the Participant may not be able to transfer his or her shares to another broker and continue to participate in the Plan if the new broker does not permit such participation. The Plan may be amended or terminated by the Agent or the

Funds upon notice in writing mailed to each Participant at least 90 days prior to the effective date of the termination.

1.866.324.7348 2008 Annual Report 55

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms N-Q are available without charge, upon request, by contacting the Funds at 1.866.324.7348 and on the

Commission’s website at www.sec.gov. You may also review and copy Form

N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the

Commission at 1.800.SEC.0330.

NYSE Annual Certification

On May 16, 2008, the Funds submitted a CEO annual Certification to the NYSE on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Funds of the NYSE’s Corporate Governance

Listing Standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive officer and principal financial officer have made quarterly Certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Funds’ disclosure controls and procedures and internal controls over financial reporting,

as applicable.

December 31, 2008 (Unaudited)

Portfolio Holdings

The Funds have delegated to the Adviser the voting of proxies relating to its securities. The Adviser will vote such proxies in accordance with the Adviser’s policies and procedures. The policies and procedures used in determining how to vote proxies relating to portfolio securities and information regarding how the

Funds voted and proxies related to securities during the most recent 12-month period ended June 30th for which an SEC filing has been made are available without charge, upon request, by contacting the Funds at 1.866.324.7348,

visiting the Funds’ website at www.dividendcapital.com and visiting the Securities

Exchange Commission’s (the “Commission”) website at www.sec.gov.

Fund Proxy Voting Policies and Procedures

December 31, 2008 (Unaudited)

December 31, 2008 (Unaudited)

Sarbanes-Oxley Act and Other Information

56 2008 Annual Report www.dividendcapital.com

The business and affairs of the Funds are managed under the direction of the

Board. The Board approves all significant agreements between the Funds and persons or companies furnishing services to it, including the Funds’ agreements with the Adviser, administrator, custodian and transfer agent. The management of the Funds’ day-to-day operations is delegated to its officers and the Adviser, subject always to the investment objectives and policies of the Funds and to the general supervision of the Board. Basic information about the identity and experience of each Trustee and Officer is set forth in the charts below.

The Trustees of the Funds, their age, the position they hold with the Funds, their term of office and the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the Dividend

Capital fund complex (“Fund Complex”), and other directorships held by each

Trustee are set forth in the charts below.

Name, Age,

Address* and

Position with Fund

Length of

Time Served

Principal Occupation

During Past Five Years

(Including Other

Directorships Held)

Number of

Funds within the

Funds**

Overseen by Trustee

Other

Directorships

Held Outside

Fund

Complex

DCA: Class III; DCW: Class I (term expires 2011)

Jonathan F. Zeschin

Independent Trustee

and Chairman of the

Board

Age: 55

Since

01/24/2005

for DCA and

05/22/2007

for DCW

Essential Advisers, Inc.,

President (since 06/2000);

and JZ Partners LLC,

Managing Partner (since

08/1998)

2	Matthews

Asian Funds,

Trustee (since

05/2007)

David W. Agostine

Interested Trustee

and President***

Age: 46

Since

09/30/2007

Dividend Capital

Investments LLC, President

(since 05/2007); formerly

Intellect Integrated

Electronics, Inc., Chief

Executive Officer (03/2003

to 05/2007); formerly Janus

Institutional, Managing

Director (01/2000 to

03/2003)

2	None

DCA: Class I; DCW: Class II (term expires 2009)

Thomas H. Mack

Independent Trustee

Age: 66

Since

01/24/2005

for DCA and

05/22/2007

for DCW

Thomas H. Mack &

Co., Inc., President (since

01/1991)

2	Greenwald

& Associates,

Director

(since

01/2002)

Trustees and Offificers

December 31, 2008 (Unaudited)

1.866.324.7348 2008 Annual Report 57

Trustees and Officers Officers (continued)

December 31, 2008 (Unaudited)

Name, Age,

Address* and

Position with Fund

Length of

Time Served

Principal Occupation

During Past Five Years

(Including Other

Directorships Held)

Number of

Funds within the

Funds**

Overseen by Trustee

Other

Directorships

Held Outside

Fund

Complex

DCA: Class II; DCW: Class III (term expires 2010)

John Mezger

Independent Trustee

Age: 55

Since

08/17/2005

for DCA and

05/22/2007

for DCW

WF Option, LLC, Manager

(since 2004); Oak Point,

LLC, Manager (since

2003); Cherry Creek South

Associates, LLC, Manager

(since 1999); and Corby

Properties, LLC, Manager

(since 1998)

2	None

J. Gibson Watson, III

Independent Trustee/

Nominee

Age: 54

Since

02/21/2006

for DCA and

05/22/2007

for DCW

Prima Capital Holding,

Inc., President and Chief

Executive Officer and

Director (since 01/2000)

2	None

*Unless otherwise indicated, the business address of each Trustee is c/o Dividend Capital Investments LLC,

518 17th Street, 18th Floor, Denver, Colorado 80202.

**The term “Funds” as used herein includes Dividend Capital Realty Income Allocation Fund and

Dividend Capital Global Realty Exposure Fund.

*** Mr. Agostine is deemed to be an “interested person” as defined in Section 2(a)(19) of the 1940 Act

(“Interested Trustee”), because of his affiliation with the Funds’ adviser, Dividend Capital Investments

LLC.

58 2008 Annual Report www.dividendcapital.com

Trustees and Officers Officers (continued)

December 31, 2008 (Unaudited)

The officers of the Funds, their ages and their principal occupations for at least the past five years are set forth below. The address for each of the officers is 518 17th

Street, 18th Floor, Denver, CO 80202.

Name and

Year of Birth

Position(s) Held with the

Fund

Principal Occupation

During Past Five Years

Jeffrey Taylor

Age: 36

Vice President, Treasurer

and Principal Financial

Officer

Dividend Capital Investments LLC, Chief

Operating Officer (since 12/2005); and Vice

President of Business Services (02/2004 —

12/2005); INVESCO Inc., Product Manager

(07/2003 — 01/2004); and INVESCO Funds

Group Inc., Manager of Marketing and Business

Analytics (01/1999 — 06/2003).

Derek Mullins

Age: 35

Secretary and Assistant

Treasurer

Dividend Capital Investments LLC, Director

of Operations (since 01/2007); and Manager

of Fund Operations (11/2004 to 12/2006);

formerly, ALPS Mutual Funds Services Inc.,

Manager of Fund Administration (11/2003

— 10/2004) and Fund Controller (01/1999 —

10/2003).

Gordon Taylor

Age: 34

Chief Compliance Officer Dividend Capital Securities, LLC, Chief

Compliance Officer (since 3/2006); Cambridge

Investment Research, AVP, Director of

Compliance (12/2003 – 3/2006).

Jami VonKaenel

Age: 30

Assistant Secretary Dividend Capital Investments LLC and

Dividend Capital Securities, Controller (since

10/2006) and Assistant Controller (06/2004

— 10/2006); formerly, Ernst and Young LLP,

Senior, Technology and Security Risk Services

(02/2004 — 06/2004); and Accenture, Analyst

(01/2001 — 01/2004).

1.866.324.7348 2008 Annual Report 59

To assist in the execution of the Funds’ new strategies, the Board of Trustees of both Funds recommended that shareholders approve Calamos Advisors LLC to serve as sub-adviser to the Funds. Under this new advisory arrangement, the

Adviser will continue to provide overall investment advisory services to the Funds,

including management of the Funds’ long-term real estate and debt securities portfolio, while Calamos Advisors LLC will manage the Funds’ common equity allocations. Set forth below is a discussion regarding the basis for the Board of

Trustees’ approval of the sub-advisory agreement with Calamos Advisors LLC.

At a meeting held on January 9, 2009, the Board, including all of the Independent

Trustees, unanimously approved a new Sub-Advisory Agreement among the Funds,

the Adviser and Calamos Advisors LLC (the “Sub-Adviser”). In advance of the

January 9, 2009 meeting, the Board requested and received extensive information from the Sub-Adviser to assist them in their review. The Board received and considered a variety of information about the Sub-Adviser, as well as the subadvisory arrangement for the Funds. The Board also reviewed a memorandum prepared by Fund counsel outlining the legal duties of the Board when considering an advisory agreement.

At the Board meeting, representatives of the Sub-Adviser made a presentation regarding the firm generally and the services to be provided, and responded to questions from the Board. The Independent Trustees discussed the presentation given at the meeting by representatives of the Sub-Adviser and the materials distributed in connection therewith. The Board noted that the Adviser undertook an extensive and deliberate search process before recommending the Sub-Adviser.

This process included identifying a universe of potential managers and determining which manager’s investment strategy fit best with the Funds, while providing opportunities for closed-end fund synergies.

In particular, the Board considered the following factors:

(i)	Fund Changes. The Board considered the Adviser’s explanation of its rationale for proposing various changes to the objectives, strategies and overall management of the Funds. The Board noted that these changes were being recommended by the Adviser in response to a significant and ongoing market dislocation that contributed to large NAV declines, resulting reduction of the Funds’ dividend paying capacity and overall ability to achieve their current objectives within the current strategies. The Board concluded that these changes would better position the Funds to realize long-term shareholder value.

The Board also considered the Adviser’s recommendation to engage the Sub-

Adviser to assist in the execution of the Funds’ new strategies. The Board noted

that the Adviser would continue in its capacity as adviser to the Funds with responsibility for overall management of the Funds, including but not limited to establishing the Funds’ overall investment strategy, portfolio profile and asset allocation, analyzing and recommending to the Board the Funds’ distribution

Approval of Sub-Investment Advisory Agreement

December 31, 2008 (Unaudited)

60 2008 Annual Report www.dividendcapital.com

levels, overseeing the Sub-Adviser and discretionary management of the long-term real estate and debt securities portfolio of the Funds. The Board concluded that the addition of the Sub-Adviser would provide the Funds access to greater investment resources and expertise than was otherwise available under the current advisory structure.

ii) The nature, extent and quality of services to be provided by the Sub-Adviser.

The Trustees reviewed the services to be provided by the Sub-Adviser to the Funds,

including, but not limited to, making the day-to-day investment decisions for the common equity portion of the Funds’ investments focused on total return, and generally managing that portion in accordance with the stated investment objective and policies of the Funds. The Trustees considered the Sub-Adviser’s knowledge of the closed-end fund marketplace, development and management of closed-end fund strategies and reputation within the closed-end fund market. The Trustees received information concerning the investment philosophy and investment process to be applied by the Sub-Adviser in managing a portion of the Funds. The Trustees also considered the Sub-Adviser’s in-house research and analytical capabilities as well as other resources available to the Sub-Adviser’s personnel. The Trustees also discussed with officers and the proposed portfolio managers of the Funds the investment strategy of the Funds and the type of transactions that would be made on behalf of the Funds. The Trustees considered the investment team’s tenure and stability and the favorable history, reputation and background of the proposed portfolio managers for the Funds. On this basis, the Board concluded that the

Funds may benefit from the nature, extent and quality of the services expected to be provided by the Sub-Adviser.

(iii) Investment Performance of the Sub-Adviser. The Board took into consideration composite performance information provided by the Sub-Adviser in managing accounts with a global, U.S. biased all cap or large cap strategy. The Board considered the length and quality of the Sub-Adviser’s track record and ability to outperform over many market cycles. While aware that past performance is not necessarily indicative of future results, the Board concluded that the historical performance provided by the Sub-Adviser compared favorably in relation to various broad market indices, and that it was reasonable to expect that the Sub-

Adviser would provide satisfactory performance in the future.

(iv) Consideration of the Sub-Advisory Fee; Cost of the services to be provided and profits to be realized by the Sub-Adviser from the relationship with the Funds.

Trustees received and reviewed information regarding the fees to be paid by the

Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by the Sub-Adviser or its affiliates in connection with providing such sub-advisory services to the Funds. The Trustees considered

Approval of Sub-Investment Advisory Agreement (continued)

December 31, 2008 (Unaudited)

1.866.324.7348 2008 Annual Report 61

the level of sub-advisory fees to be paid by the Adviser and compared it to the sub-advisory fees paid by other equity oriented closed-end funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the peer group since the Funds’ new investment mandate would be a combination of investment styles. The Board noted that the peer group information as a whole was useful in assessing whether the Sub-Adviser would be providing services at a cost that was competitive with the other funds. The Board also considered that the sub-advisory fees would be paid by the Adviser out of its management fee and not by the Funds. The Board noted that because the engagement of the Sub-Adviser was new there was no historical profitability with regard to its arrangements with the Funds. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions which are, by their nature, speculative. Accordingly, the Board did not consider the Sub-Adviser’s anticipated profitability in determining whether to approve the

Sub-Advisory Agreement. The Board took into consideration the fact that the sub-advisory fee was negotiated at arm’s-length and is paid out of the assets of the

Adviser. The Board concluded that the sub-advisory fees were fair and reasonable in light of the services to be provided by the Sub-Adviser.

(v)	The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board did not review specific information regarding whether there will be economies of scale with respect to the Sub-Adviser’s management of the Funds because it regards that information as less relevant at the sub-adviser level, although the Board did note that the Funds’ asset levels had been significantly reduced over the past year.

Rather, the Board considered information regarding economies of scale in the context of the renewal of the Funds’ advisory agreement with the Adviser.

(vi) Fall-out benefits. The Trustees also considered certain “fall-out” benefits received by the Sub-Adviser, including research provided to the Sub-Adviser in connection with portfolio transactions effected on behalf of the Funds (i.e.,

soft dollar arrangements), the ability of the Sub-Adviser to aggregate securities transactions of the Funds with those of its other advisory clients, and reputational benefits to the Sub-Adviser. The Board concluded that these benefits were fair and reasonable in light of the services to be provided by the Sub-Adviser and similar to those received by other investment advisers in comparable situations.

In considering the approval of the Sub-Advisory Agreement, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Funds’ surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Sub-

Advisory Agreement was in the best interest of the Funds and their shareholders and that the compensation payable to the Sub-Adviser under the Sub-Advisory

Agreement was fair and reasonable in light of the services to be provided.

Approval of Sub-Investment Advisory Agreement (continued)

December 31, 2008 (Unaudited)

62 2008 Annual Report www.dividendcapital.com

Key Information

Investment Adviser and

Administrator

Dividend Capital Investments LLC

518 17th Street, Suite 1200

Denver, CO 80202

Sub Administrator (for Dividend

Capital Global Realty Exposure Fund)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian and Fund

Accounting Agent

State Street Bank and Trust Co.

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

BNY Mellon Shareowner Services

480 Washington Blvd.

Jersey City, NJ 07310

Legal Counsel

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, CA 92660

Independent Registered Public

Accounting Firm

KPMG LLP

707 17th Street, Suite 2700

Denver, CO 80202

Officers and Trustees

Jonathan F. Zeschin

Independent Trustee and

Chairman of the Board

Thomas H. Mack

Independent Trustee

John Mezger

Independent Trustee

J. Gibson Watson, III

Independent Trustee

David W. Agostine

President and Trustee

Jeffrey W. Taylor

Vice President and Treasurer

Derek J. Mullins

Secretary and Assistant Treasurer

Gordon Taylor

Chief Compliance Officer

Jami N. VonKaenel

Assistant Secretary

New York Stock Exchange Symbols: DCA and DCW

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this report are as dated and are subject to change.

Key Information

December 31, 2008

This Page Intentionally Left Blank

This Page Intentionally Left Blank

The Funds are neither insured nor guaranteed

by the U.S. Government, the FDIC, the

Federal Reserve Board or any other

governmental agency or insurer.

Must be accompanied or preceded by a

current prospectus.

For more information, please call

1.866.324.7348.

Item 2.  Code of Ethics

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee: Jonathan F. Zeschin and Thomas H. Mack. Messrs. Zeschin and Mack are “independent” Trustees, as defined in paragraph (a)(2) of Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d) Aggregate fees billed to the Registrant for the fiscal year ended December 31, 2008, the period ended December 31, 2007 and the fiscal year ended September 30, 2007, respectively, for professional services rendered by the Registrant’s principal accountant were as follows:

	Fiscal Year Ended December 31, 2008	Period Ended December 31, 2007*	Fiscal Year Ended September 30, 2007
Audit Fees	$59,000	$36,000	$52,000
Audit-Related Fees	--	--	--
Tax Fees	$50,000**		$32,415***
All Other Fees	--	--

*  The Registrant changed its fiscal year from September 30th to December 31st in 2007.

**  Indicates fees paid by the Fund to KPMG for the preparation of a private letter ruling request filed by the Fund with the Internal Revenue Service in connection with the late filing of the Fund’s tax return for the fiscal period ended December 31, 2007.

***  The Tax fees disclosed above were charged by the predecessor principal accountant, Deloitte and Touche LLP for services incurred through April 25, 2007, the date in which the Registrant’s Board of Trustees selected KPMG LLP as the principal accountant of the Registrant.

Aggregate fees billed by the Registrant’s principal accountant for the fiscal year ended December 31, 2008, period ended December 31, 2007 and September 30, 2007, respectively, for non-audit services provided to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with Dividend Capital Investments LLC (the “Adviser”) that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	Fiscal Year Ended December 31, 2008	Period Ended December 31, 2007	Fiscal Year Ended September 30, 2007
Audit-Related Fees	--	--	--
Tax Fees	--	--	$30,074 ****
All Other Fees	--	--	--

****  The Tax fees disclosed above were charged by the predecessor principal accountant, Deloitte and Touche LLP for services incurred through April 25, 2007, the date in which the Registrant’s Board of Trustees selected KPMG as the principal accountant of the Registrant.

These tax services were billed in connection with the preparation of tax returns and other miscellaneous tax services.

(e)(1)	The Audit Committee pre-approves audit and non-audit services performed for the Registrant by the principal accountant. The Audit Committee also pre-approves non-audit services performed by the Registrant’s principal accountant for the Registrant’s Adviser and affiliates servicing the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate pre-approval authority to a subcommittee of one or more of its members. Any decision of the subcommittee to grant pre-approvals is presented to the full Audit Committee at its next regularly scheduled meeting.

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	Aggregate Non-Audit Fees: The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant were $50,000, $0 and $62, 489 for the fiscal year ended December 31, 2008, the period ended December 31, 2007 and the fiscal year ended September 30, 2007, respectively.

(h)	Not applicable

Item 5.  Audit Committee of Listed Registrants

(a)	The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The committee members are: Jonathan F. Zeschin, Thomas H. Mack, John Mezger and J. Gibson Watson III.

(b)	Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated, subject to the supervision of the Board, the voting of proxies relating to its voting securities to the Adviser. The Proxy and Corporate Action Voting Policies and Procedures of the Adviser are attached as Exhibit 99.PROXYPOL hereto.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	The Adviser’s investment committee (“Investment Committee”) is charged with the overall management of the Registrant’s portfolio, including the development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Jeffrey Taylor, Chief Operating Officer of the Adviser; and (2) Mr. Jeffrey Randall, Vice President and Portfolio Manager of the Adviser (collectively, the “Committee Members”).

Effective April 11, 2008, December 31, 2008 and December 31, 2008, respectively, Mr. Charles Song, Ms. Karen Kulvin and Mr. Amitabh Godha are no longer members of the Adviser’s Investment Committee.

Biographical Information

Biographical information regarding the Committee Members is set forth below:

Jeffrey Randall, CFA. Mr. Randall is Vice President and Portfolio Manager for the Adviser. Prior to joining the Adviser in January 2008, Mr. Randall was Senior Analyst at A.G. Edwards & Sons, where he focused on the public lodging sector. While at A.G. Edwards, Mr. Randall was often quoted in numerous print media publications and was featured on CNBC, BloombergTV and Nightly Business Report for his views on the REIT industry. In May 2007, he was ranked 3rd by Forbes/StarMine for earnings estimates among all REIT analysts. Prior to joining A.G. Edwards in 2004, Mr. Randall was an Associate Analyst at JMP Securities, where he followed the hotel/resort and restaurant industries. He has over ten years experience in the financial industry and 15 years experience in the real estate industry. Mr. Randall has also held positions with Deloitte & Touche, Duff & Phelps, and Arthur Andersen, where he practiced as a Certified Public Accountant. Mr. Randall received his Bachelor of Science in Accounting from the University of Colorado and his Master of Business Administration in Finance from the University of Southern California.

Jeffrey Taylor, CFA. Mr. Taylor is the Chief Operating Officer of the Adviser. Mr. Taylor brings over ten years experience in investment advisor operating company functions to the Adviser. A Chartered Financial Analyst, Mr. Taylor’s background includes client service, product management, operating company analysis, strategic planning and business management roles within investment advisors. Prior to joining the Adviser in 2004, he served in various positions with INVESCO Funds Group, most notably as product manager and manager of marketing and business analytics, where he was responsible for the development of the company’s portfolio review and product rationalization processes, as well as strategic business analysis and planning initiatives. Mr. Taylor holds a bachelor’s degree from Pennsylvania State University and an MBA from the University of Colorado at Denver.

(a)(2)	The following table provides information about the other registered investment companies, other pooled investment vehicles and other accounts managed by the Committee Members who are primarily responsible for the day-to-day management of any other portfolio as of December 31, 2008:

		Number of All Other Accounts	Total Assets of All Other Accounts (in millions)
Mr. Randall:	Other Registered Investment Companies	1	$32
	Other Pooled Investment Vehicles	0	$-
	Other Accounts	1	$106

Mr. Taylor:	Other Registered Investment Companies	1	$32
	Other Pooled Investment Vehicles	0	$-
	Other Accounts	1	$106

Conflicts of Interest

From time to time, potential conflicts of interest may arise between the Committee Members’ management of the investments of the Registrant, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Registrant, track the same index the Registrant tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Registrant. The other accounts might also have different investment objectives or strategies than the Registrant.

—	Knowledge and Timing of Registrant Trades. A potential conflict of interest may arise as a result of the Committee Members’ management of the Registrant’s portfolio. Because of their position with the Adviser and the Registrant, the Committee Members know the size, timing and possible market impact of the Registrant’s trades. It is theoretically possible that the Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Registrant.

—	Investment Opportunities. A potential conflict of interest may arise as result of a Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Registrant and other accounts managed by a Committee Member, but may not be available in sufficient quantities for both the Registrant and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Registrant and another account. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under the Adviser’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Adviser’s investment outlook. The Adviser has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Registrant and certain other accounts, including investment opportunity allocation issues.

(a)(3)	The objective of the Adviser’s portfolio compensation program is to provide pay and long-term compensation for its employees that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. Committee Members participate in a compensation program that includes base salary, the potential for a discretionary bonus and the potential for long-term incentives. Committee Member compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained investment performance.

—	Base Salary. Each Committee Member is paid a base salary. In setting the base salary, the Adviser’s intention is to be competitive in light of a Committee Member’s experience and responsibilities. The base salary is also a function of industry salary rates and individual performance as measured against annual goals.

—	Annual Bonus. Each Committee Member is eligible to receive an annual cash bonus that may be equal to as much as 200% of his annual base salary. This bonus is determined by a Committee Member’s contribution to investment management results consistent with the Registrant’s stated objectives as well as other qualitative and quantitative factors taken into consideration.

—	Long-Term Incentive Program. Each Committee Member has the potential to participate in a long-term incentive program which may include an equity ownership program in the Adviser. Equity ownership is awarded based on individual contributions to the Adviser’s business and the long-term potential of that individual to the Adviser.

(a)(4)	The following table shows the dollar range of shares of the Registrant owned by the Committee Members as of December 31, 2008.

Name	$0	$1-$10,000	$10,001-$50,000

Mr. Randall		X

Mr. Taylor		X

(b)	Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11 – Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer, Treasurer, and Principal Financial and Accounting Officer of the Registrant have each concluded that such disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1)(i)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 12.A.1.

(a)(1)(ii)	The Proxy and Corporate Action Voting Policies and Procedures of the Adviser are attached hereto as Exhibit 99.PROXYPOL

(a)(2)	The certifications required by Rule 30a-2(a) of the Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) of the Act (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ David W. Agostine
David W. Agostine
President (Principal Executive Officer)

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David W. Agostine
David W. Agostine
President (Principal Executive Officer)

Date: February 26, 2009

By:	/s/ Jeffrey W. Taylor
Jeffrey W. Taylor
Treasurer (Principal Financial Officer)

Date: February 26, 2009